--------------------------------------------------------------------------------

     CITIFUNDS(R)

--------------------------------------------------------------------------------




CITI(SM)
INSTITUTIONAL
LIQUID
RESERVES
ANNUAL REPORT
AUGUST 31, 2001












--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITI INSTITUTIONAL LIQUID RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 11
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  14
--------------------------------------------------------------------------------

CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      15
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           19
--------------------------------------------------------------------------------
Statement of Operations                                                       19
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            20
--------------------------------------------------------------------------------
Financial Highlights                                                          21
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 22
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  24
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:


[PHOTO OMITTED]          [PHOTO OMITTED]
HEATH B.                 KEVIN
MCLENDON                 KENNEDY
PRESIDENT                MANAGING DIRECTOR
                         AND INVESTMENT OFFICER

We are pleased to provide the annual report for Citi(SM) Institutional Liquid Reserves (the "Fund") for the year ended August 31, 2001. In this report, we summarize what we believe to be the year's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

As you may or may not know, many Citigroup Asset Management investment professionals were located at 7 World Trade Center, a building that was destroyed. Upon evacuating all personnel to safety, we immediately implemented our business recovery plan.

Our experienced portfolio management teams are in constant communication with one another, aware that this event has impacted virtually all global markets. Their resolve to mind your best interests motivates them in this most tragic of times. As a company we are adjusting to the emotional and business challenges presented by these recent events. Our return to the investment needs of our clients is a welcomed focus. We take comfort in knowing that what we are doing is a small part of the response of America.

INVESTMENT STRATEGY

The Fund's goal is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include: obligations of U.S. and non-U.S. banks; commercial paper and asset-backed securities; short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MARKET REVIEW

Short-term yields have fallen dramatically over the 12-month period ended August 31, 2001. After an extended period of robust growth, the U.S. economy began to slow significantly starting in the fourth quarter of 2000. Of particular concern to the U.S. Federal Reserve Board (the "Fed") was the severe retrenchment that was taking place in the manufacturing sector, as evidenced by the monthly National Association of Purchasing Managers data, which remained below the 50% level for the entire 12-month period. The Fed reacted to the slowing economy by reducing the federal funds rate(1) several times, starting in January 2001.

By the end of the period, the Fed had lowered the federal funds rate seven times, bringing it to 3.50%. Three-month LIBOR(2) fell by 322 basis points(3) to 3.46%, while three-month Treasury bill yields fell by 294 basis points to 3.36%. The yield on the 10-year Treasury note fell by 89 basis points to 4.83%.

In the aftermath of the September 11th terrorist attacks, short-term interest rates further plunged to historically low levels, enticing some corporate borrowers to issue new debt. We believe the Fed acted prudently by dropping the fed funds rate 50 basis points before the equity markets reopened on September 17th after the terrorist attacks. We believe this rate reduction has given the markets tremendous liquidity, and the coordinated rate cut by the European Central Bank should benefit markets both here and abroad.

Money market securities provided competitive returns and a relatively safe harbor for many investors during the reporting period. During the period, many investors sought refuge in shorter-term U.S. Treasury securities, which have consequently outperformed all other debt markets.

In this environment, we endeavored to position the Fund in anticipation of fed funds rate reductions. Consequently, we maintained an average maturity close to 90 days during the period. As usual, the portfolio holdings were comprised of issues, which were highly liquid and were rated A1/P1 by S&P and Moody's.

MARKET OUTLOOK

We believe that the economy is likely to remain soft for the remainder of 2001 and into early 2002. In our opinion, a mild recession may occur. We believe that the

-------------
(1) The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
(2) LIBOR, the London interbank offered rate, is the interest rate that the largest international banks charge each other for loans.
(3)  A basis point is 0.01%, or one one-hundredth of a percent.

Fed will continue to reduce rates, and short-term yields will continue to move lower.

Sincerely,


/s/ Heath B. McLendon                    /s/ Kevin Kennedy
---------------------                    -----------------
Heath B. McLendon                        Kevin Kennedy
President                                Managing Director and
                                         Investment Officer

OCTOBER 15, 2001

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 15 THROUGH 18 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF AUGUST 31, 2001 AND IS SUBJECT TO CHANGE.


FUND FACTS

FUND OBJECTIVE

To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER,                     DIVIDENDS
CASH RESERVES PORTFOLIO                 Declared daily, paid monthly
Citi Fund Management Inc.

COMMENCEMENT OF OPERATIONS              BENCHMARK*
October 2, 1992                         o Lipper Taxable Institutional Money
                                          Market Funds Average

NET ASSETS AS OF 8/31/01                o iMoneyNet, Inc. Institutional
Class A shares: $18,777.2 million         Taxable Money Market
SVB Liquid Reserves                       Funds Average
Shares: $1,417.2 million
SVB Institutional Liquid Reserves
Shares: $1,087.5 million


* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

  Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                               ONE        FIVE         SINCE
ALL PERIODS ENDED AUGUST 31, 2001             YEAR       YEARS*     INCEPTION*
================================================================================
Citi Institutional Liquid Reserves Class A    5.60%      5.62%        5.17%#
SVB Liquid Reserves Shares                    5.20%        --         5.72%##
SVB Institutional Liquid Reserves Shares        --         --         4.08%###**
Lipper Taxable Institutional Money Market
  Funds Average                               5.26%      5.35%        4.46%+
iMoneyNet, Inc. Institutional Taxable
  Money Market Funds Average                  5.25%      5.37%        4.92%+
 * Average Annual Total Return     # Commencement of Operations 10/2/92
** Not Annualized                 ## Commencement of Operations 4/24/00
 + From 9/30/92                  ### Commencement of Operations 6/5/01

                                                                      SVB
                                                 SVB LIQUID      INSTITUTIONAL
7-DAY YIELDS                        CLASS A       RESERVES      LIQUID RESERVES
                                   ---------    ------------    ---------------
Annualized Current                   3.77%          3.37%            3.73%
Effective                            3.84%          3.42%            3.79%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2001 Citi Institutional Liquid Reserves ClassA shares paid $0.05459 per share, SVB Liquid Reserves shares paid $0.05078 and SVB Institutional Liquid Reserves shares paid $0.00955 from Commencement of Operations on June 5, 2001 through August 31, 2001, respectively, to shareholders from net investment income. For such periods 1.4% of dividends paid were derived from interest earned from U.S. government and U.S. government agency obligations.

COMPARISON OF 7-DAY YIELDS FOR CITI INSTITUTIONAL LIQUID RESERVES CLASS A VS. IMONEYNET, INC. INSTITUTIONAL TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi Institutional Liquid Reserves Class A generally provided an annualized seven-day yield that was greater than the iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

[Data below represent line chart in printed piece.]

                                    iMoneyNet, Inc.
            Citi Institutional       Institutional
             Liquid Reserves     Taxable Money Market
Dates            Class A             Funds Average
-----       ------------------   --------------------
9/5/00             6.54                  6.26
                   6.52                  6.25
                   6.51                  6.25
                   6.52                  6.25
                   6.53                  6.27
                   6.48                  6.23
                   6.49                  6.24
                   6.52                  6.25
                   6.51                  6.26
                   6.49                  6.24
                   6.49                  6.24
                   6.51                  6.26
                   6.5                   6.26
                   6.5                   6.26
                   6.48                  6.25
                   6.5                   6.25
                   6.51                  6.24
                   6.48                  6.25
                   6.32                  6.1
                   6.29                  5.99
                   6.21                  5.89
                   6.18                  5.83
                   5.98                  5.59
                   5.91                  5.49
                   5.87                  5.42
                   5.81                  5.36
                   5.76                  5.29
                   5.7                   5.19
                   5.61                  5.12
                   5.34                  4.92
                   5.33                  4.92
                   5.21                  4.82
                   5.17                  4.78
                   4.99                  4.59
                   4.89                  4.51
                   4.79                  4.41
                   4.66                  4.29
                   4.42                  4.1
                   4.39                  4.02
                   4.35                  4.01
                   4.28                  3.9
                   4.22                  3.86
                   4.15                  3.78
                   4.06                  3.73
                   3.97                  3.64
                   3.96                  3.59
                   3.94                  3.54
                   3.95                  3.53
                   3.91                  3.48
                   3.87                  3.46
                   3.84                  3.41
8/31/01            3.77                  3.33


Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI INSTITUTIONAL LIQUID RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
================================================================================
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)       $21,388,745,994
Receivables for shares of beneficial interest sold                  116,422,101
--------------------------------------------------------------------------------
  Total assets                                                   21,505,168,095
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased               204,422,875
Dividends payable                                                    16,250,516
Payable to the affiliates:
  Administration fees (Note 3A)                                       1,151,028
  Distribution fees (Note 4)                                            615,899
Accrued expenses and other liabilities                                  814,257
--------------------------------------------------------------------------------
  Total liabilities                                                 223,254,575
--------------------------------------------------------------------------------
NET ASSETS                                                      $21,281,913,520
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                 $21,281,913,520
================================================================================
CLASS A SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($18,777,220,239/18,777,220,239 shares outstanding)                       $1.00
================================================================================
SVB LIQUID RESERVES SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($1,417,158,519/1,417,158,519 shares outstanding)                         $1.00
================================================================================
SVB INSTITUTIONAL LIQUID RESERVES SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($1,087,534,762/1,087,534,762 shares outstanding)                         $1.00
================================================================================

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================

INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                  $693,661,570
Allocated expenses from Cash Reserves Portfolio       (13,166,367)
--------------------------------------------------------------------------------
                                                                    $680,495,203
EXPENSES:
Administrative fees (Note 3A)                           26,530,941
Shareholder Servicing Agents' fees Class A (Note 3B)    12,289,251
Distribution fees Class A (Note 4)                      12,289,251
Distribution fees SVB Liquid Reserves shares (Note 4)    3,694,962
Distribution fees SVB Institutional Liquid Reserves
  shares (Note 4)                                           94,408
Registration fees                                          766,970
Transfer agent fees                                        163,783
Trustees' fees                                             100,542
Legal fees                                                  95,721
Blue Sky fees                                               91,201
Shareholder reports                                         39,494
Custody and fund accounting fees                            31,223
Audit fees                                                  17,580
Miscellaneous                                               34,738
--------------------------------------------------------------------------------
  Total expenses                                        56,240,065
Less: aggregate amounts waived by Administrator,
  Shareholder Servicing Agents, and Distributor
  (Notes 3A, 3B, and 4)                                (40,271,958)
--------------------------------------------------------------------------------
    Net expenses                                                      15,968,107
--------------------------------------------------------------------------------
Net investment income                                               $664,527,096
================================================================================

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED AUGUST 31,
                                                  ------------------------------
                                                       2001            2000
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):
Class A shares                                 $   627,340,468  $   340,615,217
Class SVBshares                                     33,445,479          966,219
SVB Institutional shares                             3,741,149               --
--------------------------------------------------------------------------------
                                                   664,527,096      341,581,436
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE
  (Note 5):
CLASS A SHARES
Proceeds from sale of shares                   145,456,093,712   77,968,165,913
Net asset value of shares issued to
  shareholders from reinvestment of
  dividends                                        456,438,052      259,090,353
Cost of shares repurchased                    (132,923,544,375) (78,233,622,852)
--------------------------------------------------------------------------------
Total Class A shares                            12,988,987,389       (6,366,586)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST AT NET ASSET VALUE OF $1.00 PER
  SHARE (Note 5):
SVB LIQUID RESERVES SHARES*
Proceeds from sale of shares                     1,922,222,863      207,203,287
Net asset value of shares issued to
  shareholders from reinvestment of dividends       33,445,479          966,219
Cost of shares repurchased                        (662,926,290)     (83,753,039)
--------------------------------------------------------------------------------
Total SVB Liquid Reserves shares                 1,292,742,052      124,416,467
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE
  (Note 5):
SVB INSTITUTIONAL LIQUID RESERVES SHARES**
Proceeds from sale of shares                     1,110,799,273               --
Net asset value of shares issued to
  shareholders from reinvestment of dividends        3,741,149               --
Cost of shares repurchased                         (27,005,660)              --
--------------------------------------------------------------------------------
Total SVB Institutional Liquid Reserves shares   1,087,534,762               --
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                      15,369,264,203      118,049,881
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              5,912,649,317    5,794,599,436
--------------------------------------------------------------------------------
End of period                                  $21,281,913,520  $ 5,912,649,317
================================================================================
 * April 24, 2000 (Commencement of Operations)
** June 5, 2001 (Commencement of Operations)

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                                            CLASS A SHARES
                                      ----------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                          2001        2000        1999        1998       1997
================================================================================================
Net Asset Value,
  beginning of period                   $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
Net investment income                    0.05459     0.05890     0.05041     0.05548     0.05459
Less dividends from net
investment income                       (0.05459)   (0.05890)   (0.05041)   (0.05548)   (0.05459)
------------------------------------------------------------------------------------------------
Net Asset Value, end of period          $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                    $18,777,220  $5,788,233  $5,794,599  $3,380,501  $1,967,491
Ratio of expenses to
  average net assets+                      0.20%       0.16%       0.19%       0.20%       0.18%
Ratio of net investment
  income to average
  net assets+                              5.10%       5.87%       5.04%       5.57%       5.52%
Total return                               5.60%       6.05%       5.16%       5.69%       5.60%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                             $0.05169    $0.05271    $0.04557    $0.04948    $0.04844
RATIOS:
Expenses to average
  net assets+                              0.63%       0.78%       0.79%       0.79%       0.80%
Net investment income to
  average net assets+                      4.67%       5.25%       4.44%       4.98%       4.90%
================================================================================================

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                                     SVB LIQUID RESERVES SHARES
                                         --------------------------------------------------
                                                             FOR THE PERIOD APRIL 24, 2000
                                             YEAR ENDED       (COMMENCEMENT OF OPERATIONS)
                                           AUGUST 31, 2001        TO AUGUST 31, 2000
===========================================================================================
Net Asset Value, beginning of period          $1.00000                  $1.00000
Net investment income                          0.05078                   0.02120
Less dividends from net investment income     (0.05078)                 (0.02120)
-------------------------------------------------------------------------------------------
Net Asset Value, end of period                $1.00000                  $1.00000
===========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)   $1,417,159                  $124,416
Ratio of expenses to average net assets+         0.59%                     0.66%*
Ratio of net investment income to
  average net assets+                            4.71%                     5.35%*
Total return                                     5.20%                     2.14%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share               $0.04948                  $0.02039
RATIOS:

Expenses to average net assets+                  1.02%                     1.28%*
Net investment income to average net assets+     4.28%                     4.73%*
===========================================================================================

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                       SVB INSTITUTIONAL LIQUID RESERVES SHARES
                                       ----------------------------------------
                                              FOR THE PERIOD JUNE 5, 2001
                                             (COMMENCEMENT OF OPERATIONS)
                                                  TO AUGUST 31, 2001
================================================================================
Net Asset Value, beginning of period                    $1.00000
Net investment income                                    0.00955
Less dividends from net investment income               (0.00955)
--------------------------------------------------------------------------------
Net Asset Value, end of period                          $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)             $1,087,535
Ratio of expenses to average net assets+                   0.24%*
Ratio of net investment income to
  average net assets+                                      5.06%*
Total return                                               4.08%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                         $0.00884
RATIOS:
Expenses to average net assets+                            0.59%*
Net investment income to average net assets                4.71%*
================================================================================
 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Liquid Reserves changed its name to Citi Institutional Liquid Reserves (the "Fund"). The Fund is a separate diversified series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the
"Portfolio"), a management investment company for which Citi Fund Management Inc. (the "Manager") serves as investment adviser. On April 1, 2001 Citibank N.A. ("Citibank") transferred its asset management business, including management of the Fund to its newly formed affiliate, the Manager. The value of the investment reflects the Fund's proportionate interest (66.7% at August 31, 2001) in the net assets of the Portfolio. The Manager also acts as the Fund's Administrator. Citibank makes shares available to customers as Shareholder Servicing Agent. Salomon Smith Barney is the Fund's Distributor.

   The Fund offers Class A shares, SVB Liquid Reserves, and SVB Institutional Liquid Reserves shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to the class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated. The Fund commenced its public offering of SVB Liquid Reserves shares on April 24, 2000 and SVB Institutional Liquid Reserves shares on June 5, 2001.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT  VALUATION    Valuation  of  securities  by  the  Portfolio  is
discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise

CITI INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses is charged against and reduces the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2001, management agreed to voluntarily limit Fund expenses to 0.20% of average daily net assets for Class A inclusive of Portfolio allocated expenses. This contractual fee waiver is scheduled to terminate on December 31, 2001.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which was accrued daily and paid monthly at an annual rate of 0.35% until March 31, 2001, and is currently accrued at an annual rate of 0.10% of the Fund's average daily net assets. The Administrative fees amounted to $26,530,941, of which $14,904,507 was voluntarily waived for the year ended August 31, 2001.

   The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENTS FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund. The Shareholder Servicing Agents fees amounted to $12,289,251 for Class A, all of which were contractually waived for the year ended August 31, 2001.

CITI INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, under which the Fund reimburses the Distributor for expenses incurred in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the average daily net assets for the Fund's Class A shares, 0.60% for the period September
1, 2000 through March 31, 2001 and currently 0.45% of the average daily net assets for the Fund's SVB shares and 0.10% of the average daily net assets for the Fund's SVB Institutional shares. The Distribution fees for Class A amounted to $12,289,251, all of which were contractually waived, $3,694,962 for SVB shares, of which $788,949 were voluntarily waived and $94,408 for SVB Institutional shares for the year ended August 31, 2001. The contractual fee waivers terminate on December 31, 2001 for Class A. The Distributor has contractually agreed to assume all Class A distribution expenses through August 31, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS   Increases and decreases in the Fund's investment in
the Portfolio aggregated $46,216,730,684 and $31,441,597,190, respectively, for the year ended August 31, 2001.

CITI INSTITUTIONAL LIQUID RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE SHAREHOLDERS OF CITI INSTITUTIONAL
LIQUID RESERVES (FORMERLY CITIFUNDS INSTITUTIONAL LIQUID RESERVES):

   In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Citi Institutional Liquid Reserves (the "Fund"), a series of CitiFunds Institutional Trust, at August 31,2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2001

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2001


                                       PRINCIPAL
                                        AMOUNT
ISSUER                              (000'S OMITTED)         VALUE
----------------------------------------------------------------------
ASSET BACKED -- 3.7%
----------------------------------------------------------------------
Links Finance Corp.*,
  3.73% due 10/15/01                   $300,000          $ 300,000,000
  6.69% due 11/13/01                     75,000             75,000,000
  3.72% due 01/08/02                    100,000            100,000,000
  3.64% due 05/15/02                    250,000            249,991,233
  3.98% due 06/20/02                    100,000            100,000,000
MLMI*,
  3.61% due 11/27/01                     39,730             39,729,617
Restructured Asset
  Securitization*,
  3.77% due 04/01/02                    260,000            260,000,000
SMM Trust*,
  3.76% due 10/22/01                     57,000             57,000,000
                                                     -----------------
                                                         1,181,720,850
                                                     -----------------

CERTIFICATES OF DEPOSIT (EURO) -- 1.1%
----------------------------------------------------------------------
Barclays Bank,
  3.94% due 07/16/02                     50,000             50,004,247
Bayerische Landesbank,
  5.39% due 01/16/02                     50,000             50,001,804
Credit Agricole,
  6.75% due 09/28/01                    144,000            144,004,426
Landesbank Hess,
  4.55% due 03/25/02                    100,000            100,027,223
                                                     -----------------
                                                           344,037,700
                                                     -----------------

CERTIFICATES OF DEPOSIT (YANKEE) -- 26.8%
----------------------------------------------------------------------
American Express
  Centurion,
  3.71% due 12/12/01                    200,000            200,000,000
Bank One,
  6.68% due 11/02/01                     50,000             50,002,039
Barclays Bank,
  3.59% due 09/24/01                    460,000            459,984,580
  4.50% due 04/01/02                    125,000            125,000,000
Bayerische Hypotheken,
  3.60% due 09/10/01                    500,000            500,000,000
  4.00% due 11/16/01                    500,000            500,000,000
Commerzbank,
  3.74% due 09/19/01                    346,000            346,009,902
  4.01% due 07/10/02                    200,000            200,000,000
Credit Agricole,
  6.72% due 09/18/01                     67,000             67,002,289
  3.59% due 09/24/01                    230,000            229,992,290
Den Danske Bank,
  3.65% due 09/04/01                    100,000            100,000,000
  3.94% due 07/18/02                     99,000             98,991,539
Deutsche Bank,
  3.59% due 09/24/01                    260,000            259,992,081
  4.78% due 03/15/02                     80,000             79,987,605
  4.00% due 07/10/02                    300,000            300,000,000
Dresdner Bank,
  3.65% due 09/04/01                    500,000            500,000,000
  4.56% due 09/28/01                     75,000             75,000,000
  3.87% due 11/19/01                     75,000             74,363,063

Kredietbank,
  3.51% due 10/02/01                    500,000            500,000,000
Landesbank Baden,
  4.60% due 03/28/02                    150,000            150,040,469
Lloyds Bank PLC,
  3.65% due 09/04/01                    200,000            200,000,000
Merita Bank PLC,
  6.78% due 09/17/01                    200,000            199,996,676
  6.64% due 10/19/01                    100,000             99,997,502
  6.65% due 11/09/01                    200,000            199,992,819
  5.24% due 02/20/02                    171,000            170,995,510
Norddeutsche Landesbank,
  3.51% due 10/02/01                    499,000            499,000,000
Rabobank Nederland,
  5.28% due 01/14/02                     70,000             70,007,475
Royal Bank, Scotland,
  6.01% due 09/11/01                    112,000            112,000,298
  4.04% due 07/30/02                     85,000             84,939,988
Societe Generale,
  3.71% due 09/17/01                    100,000            100,000,220
  3.61% due 09/27/01                    150,000            150,000,000
Svenska Handelsbanken,
  6.80% due 09/05/01                    175,000            174,999,636
  4.01% due 11/23/01                    100,000            100,002,258
  3.86% due 05/14/02                    100,000            100,006,843
  3.62% due 08/29/02                    250,000            249,951,512
Toronto Dominion Bank,
  3.65% due 09/07/01                    200,000            200,000,000
  3.54% due 09/18/01                    243,000            243,000,000
UBS AG,
  6.01% due 09/04/01                     72,300             72,300,220
  5.22% due 02/20/02                    122,000            121,988,930
  4.01% due 06/28/02                    125,000            125,220,337
  4.01% due 07/02/02                     99,000             98,943,805
  3.99% due 07/10/02                    250,000            249,979,178
  3.81% due 07/29/02                    145,000            145,006,417
                                                     -----------------
                                                         8,584,695,481
                                                     -----------------

COMMERCIAL PAPER -- 37.5%
----------------------------------------------------------------------
Alpine Securitization Corp,
  3.60% due 09/04/01                     65,758             65,738,273
Amstel Funding Corp,
  3.78% due 09/05/01                    278,326            278,209,103
  3.54% due 02/11/02                    320,322            315,195,024
Asset Securitization Corp.,
  3.70% due 09/14/01                    100,000             99,866,389
Black Forest Corp,
  3.56% due 09/18/01                    136,279            136,049,900

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2001

                                       PRINCIPAL
                                        AMOUNT
ISSUER                              (000'S OMITTED)         VALUE
----------------------------------------------------------------------
COMMERCIAL PAPER -- (CONT'D)
----------------------------------------------------------------------
Blue Ridge Asset,
  3.61% due 09/04/01                   $100,000          $  99,969,917
  3.67% due 09/04/01                    158,265            158,216,597
  3.67% due 09/05/01                    250,000            249,898,056
  3.61% due 09/07/01                    133,000            132,919,978
  3.55% due 09/14/01                    123,749            123,590,361
Brahms Funding Corp.,
  3.68% due 10/04/01                    268,963            268,056,931
  3.53% due 10/25/01                    354,456            352,579,155
  3.53% due 10/29/01                    260,000            258,521,322
CC USA Inc.,
  3.98% due 06/20/02                    100,000            100,000,000
Canadian Imperial Bank,
  3.50% due 09/21/01                    500,000            500,000,000
Centex Home
  Mortgage Corp.,
  3.87% due 09/04/01                     71,500             71,476,941
  3.78% due 09/07/01                     75,000             74,952,750
  3.69% due 10/02/01                     75,000             74,761,688
  3.67% due 10/09/01                     49,500             49,308,243
  3.67% due 10/10/01                     62,800             62,550,318
Commerzbank,
  3.40% due 12/03/01                    350,000            346,954,167
Compass Securities,
  3.67% due 02/11/02                    215,000            214,981,046
  3.60% due 02/15/02                     73,500             73,491,668
  3.58% due 02/19/02                    200,000            199,976,097
  3.66% due 02/11/02                    150,000            149,986,784
Edison Asset Securitization,
  3.67% due 09/06/01                    293,500            293,350,397
Four Winds Funding Corp.,
  3.60% due 09/17/01                    171,849            171,574,042
  3.65% due 05/15/02                    500,000            500,000,000
Giro Multi Funding Corp. ,
  3.55% due 09/07/01                     88,817             88,764,450
  3.53% due 09/17/01                    163,017            162,761,243
  3.67% due 09/20/01                    252,139            251,650,620
  3.50% due 10/12/01                    100,455            100,054,575
Harwood Funding Corp.,
  3.62% due 09/14/01                     78,704             78,601,115
  3.88% due 09/14/01                     71,354             71,254,025
Hatteras Funding Corp.,
  3.71% due 09/21/01                    210,726            210,291,670
  3.52% due 10/05/01                     75,721             75,469,270
  3.49% due 10/26/01                    100,572            100,035,756
International Nederland
  US Funding Corp.,
  3.96% due 11/16/01                    100,000             99,164,000
K2 USA LLC,
  3.88% due 11/28/01                     91,000             90,136,916
  3.64% due 01/15/02                    165,000            165,000,000
  3.76% due 02/01/02                    100,000            100,000,000
  3.67% due 02/13/02                     30,000             30,000,000
  3.64% due 02/15/02                    150,000            150,000,000
  3.64% due 05/15/02                    220,000            219,992,285
Market Funding Corp.,
  3.63% due 09/07/01                    102,781            102,718,818
  3.68% due 09/07/01                    276,319            276,149,523
  3.70% due 09/07/01                    146,081            145,991,038
Mica Funding LLC,
  3.55% due 09/20/01                    100,000             99,812,639

Moat Funding LLC,
  3.57% due 09/04/01                    178,400            178,346,925
  4.51% due 10/04/01                    305,000            303,739,079
Montauk Funding Corp,
  3.67% due 09/06/01                    200,000            199,898,056
Monte Rosa
  Capital Corp.,
  3.53% due 09/26/01                    100,000             99,754,860
Morgan Stanley
  Dean Witter Co.,
  3.70% due 10/09/01                    400,000            400,000,000
  3.70% due 12/07/01                    500,000            500,000,000
Moriarty Ltd.,
  4.48% due 10/17/01                    200,000            198,855,111
  3.87% due 11/26/01                    100,000             99,075,500
Ness LLC,
  3.91% due 11/23/01                     60,485             59,939,745
Nyala Funding LLC,
  3.47% due 11/14/01                    100,000             99,286,722
Pennine Funding,
  3.68% due 09/07/01                    124,000            123,923,947
Perry Global Funding,
  3.67% due 09/06/01                    179,539            179,447,485
  3.72% due 09/13/01                     40,000             39,950,400
  3.48% due 11/09/01                     97,840             97,187,407
Santander,
  3.64% due 12/11/01                    150,000            148,468,167
Siefunds Corp.,
  3.69% due 09/14/01                    150,000            149,800,125
Silver Tower US
  Funding LLC,
  3.82% due 09/05/01                    100,000             99,957,556
  3.47% due 11/14/01                    100,000             99,286,722
Special Purpose Accounts,
  3.56% due 09/17/01                     75,000             74,881,333
Surrey Funding Corp.,
  3.68% due 09/07/01                    400,000            399,754,667
  3.67% due 09/12/01                    200,000            199,775,722
Variable Funding
  Capital Corp.,
  3.65% due 10/12/01                    250,000            249,995,376
                                                     -----------------
                                                        12,041,347,995
                                                     -----------------

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2001


                                       PRINCIPAL
                                        AMOUNT
ISSUER                              (000'S OMITTED)         VALUE
----------------------------------------------------------------------

CORPORATE NOTE -- 0.3%
----------------------------------------------------------------------
Merrill Lynch & Co. Inc.*,
  3.73% due 01/07/02                   $100,000          $  99,989,361
                                                     -----------------

MEDIUM TERM NOTES -- 9.2%
----------------------------------------------------------------------
Bear Stearns Cos. Inc.,
  3.73% due 09/19/01                    300,000            300,000,000
  3.78% due 02/06/02                    300,000            300,000,000
Credit Suisse,
  3.71% due 03/05/02                    300,000            300,000,000
  3.60% due 05/21/025                    00,000            500,000,000
Deere (John) Capital Corp.,
  3.66% due 02/08/02                    150,000            149,965,122
General Electric
  Capital Corp.,
  3.82% due 07/30/02                    100,000            100,000,000
Merrill Lynch & Co. Inc.,
  6.69% due 11/13/01                    100,000             99,998,101
  4.64% due 04/01/02                    250,000            249,978,916
Nationwide Building
  Societies,
  3.67% due 12/12/01                    115,000            115,000,000
Sigma Finance Corp. ,
  3.71% due 10/05/01                    250,000            249,994,178
  6.71% due 10/16/01                    100,000            100,000,000
  3.62% due 02/15/02                    100,000             99,990,849
  3.72% due 03/06/02                    100,000             99,989,808
  3.63% due 03/15/02                    100,000             99,994,658
  4.05% due 06/13/02                    200,000            200,000,000
                                                     -----------------
                                                         2,964,911,632
                                                     -----------------

PROMISSORY NOTE -- 2.8%
----------------------------------------------------------------------
Goldman Sachs Group,
  3.80% due 03/21/02                    500,000            500,000,000
  4.06% due 11/07/01                    400,000            400,000,000
                                                     -----------------
                                                           900,000,000
                                                     -----------------

TIME DEPOSITS -- 3.8%
----------------------------------------------------------------------
BNP Paribas,
  3.70% due 09/04/01                    429,953            429,953,000
Chase Manhattan Bank,
  3.55% due 09/17/01                    293,000            293,000,000
  3.56% due 09/17/01                    500,000            500,000,000
                                                     -----------------
                                                         1,222,953,000
                                                     -----------------

UNITED STATES GOVERNMENT AGENCY -- 14.4%
----------------------------------------------------------------------
Federal Home Loan Banks
  4.41% due 09/05/01                     50,000             49,975,500
Federal Home Loan Banks
  5.11% due 01/29/02                     93,000             92,965,603
Federal Home Loan
  Mortgage Association
  3.82% due 02/15/02                    150,000            147,341,916
Federal Home Loan
  Mortgage Association
  3.78% due 03/01/02                     93,000             91,232,535
Federal Home Loan
  Mortgage Association
  4.12% due 03/15/02                     47,956             46,885,782
Federal Home Loan
  Mortgage Association
  4.34% due 03/28/02                    105,000            102,367,067
Federal Home Loan
  Mortgage Association
  3.92% due 05/23/02                     62,000             60,217,707
Federal Home Loan
  Mortgage Association
  3.52% due 06/26/02                      3,160              3,067,925
Federal Home Loan
  Mortgage Association
  3.55% due 06/26/02                     80,250             77,891,765
Federal Home Loan
  Mortgage Association
  3.68% due 06/26/02                     83,000             80,471,636
Federal Home Loan
  Mortgage Association
  3.69% due 06/26/02                    120,375            116,703,128
Federal Home Loan
  Mortgage Association
  3.70% due 06/26/02                    100,000             96,937,222
Federal Home Loan
  Mortgage Association
  3.50% due 06/28/02                     40,123             38,952,746
Federal Home Loan
  Mortgage Association
  3.52% due 06/28/02                     13,713             13,310,752
Federal Home Loan
  Mortgage Association
  3.68% due 06/28/02                     30,968             30,018,315
Federal Home Loan
  Mortgage Association
  3.69% due 06/28/02                     46,100             44,684,346
Federal Home Loan
  Mortgage Association
  3.63% due 07/18/02                    140,000            135,482,667
Federal Home Loan
  Mortgage Association
  6.63% due 08/15/02                    100,000            102,841,033
Federal National
  Mortgage Association
  4.38% due 09/06/01                     67,900             67,858,694
Federal National
  Mortgage Association
  4.48% due 09/13/01                    100,000             99,850,666

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2001


                                       PRINCIPAL
                                        AMOUNT
ISSUER                              (000'S OMITTED)         VALUE
----------------------------------------------------------------------
UNITED STATES
GOVERNMENT AGENCY -- (CONT'D)
----------------------------------------------------------------------
Federal National
  Mortgage Association
  6.44% due 11/21/01                   $185,000           $184,978,630
Federal National
  Mortgage Association
  5.15% due 02/08/02                    100,000             97,824,444
Federal National
  Mortgage Association
  4.08% due 03/05/02                    393,000            384,760,100
Federal National
  Mortgage Association
  3.87% due 03/08/02                     50,000             48,989,500
Federal National
  Mortgage Association
  4.30% due 03/22/02                     99,000             96,611,350
Federal National
  Mortgage Association
  3.79% due 04/01/02                    103,746            101,430,505
Federal National
  Mortgage Association
  3.97% due 04/01/02                     50,000             48,831,056
Federal National
  Mortgage Association
  3.79% due 04/05/02                     49,940             48,804,364
Federal National
  Mortgage Association
  4.30% due 04/05/02                    100,000             97,420,000
Federal National
  Mortgage Association
  4.35% due 04/05/02                     40,000             38,956,000
Federal National
  Mortgage Association
  3.65% due 04/19/02                    117,825            115,077,386
Federal National
  Mortgage Association
  3.93% due 05/17/02                    100,000             97,183,500
Federal National
  Mortgage Association
  3.95% due 07/05/02                    100,000            100,000,000
Federal National
  Mortgage Association
  6.48% due 11/02/01                    100,000             99,989,978
United States
  Treasury Bills
  3.28% due 02/28/02                    285,000            280,326,000
United States
  Treasury Notes
  6.50% due 02/28/02                    150,000            151,943,793
United States
  Treasury Notes
  6.38% due 04/30/02                    200,000            203,716,263
United States
  Treasury Notes
  6.63% due 05/31/02                    702,000            716,363,192
United States
  Treasury Notes
  6.38% due 06/30/02                     57,000             58,175,415

United States
  Treasury Notes
  6.25% due 07/31/02                    150,000            153,176,326
                                                       ---------------
                                                         4,623,614,807
                                                       ---------------

TOTAL INVESTMENTS,
AT AMORTIZED COST                         99.6%         31,963,270,826
OTHER ASSETS,

LESS LIABILITIES                           0.4             110,072,100
                                         -----         ---------------
NET ASSETS                               100.0%        $32,073,342,926
                                         =====         ---------------

* Variable interest rate -- subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001

================================================================================
ASSETS:
Investments at value (Note 1A)                                   $31,963,270,826
Cash                                                                   4,893,852
Interest receivable                                                  207,306,261
--------------------------------------------------------------------------------
Total assets                                                      32,175,470,939
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     99,150,000
Payable to affiliate--Investment Advisory fee (Note 2A)                2,290,559
Accrued expenses and other liabilities                                   687,454
--------------------------------------------------------------------------------
   Total liabilities                                                 102,128,013
--------------------------------------------------------------------------------
NET ASSETS                                                       $32,073,342,926
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $32,073,342,926
================================================================================



CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================


INTEREST INCOME (Note 1B)                                         $1,198,994,244

EXPENSES:
Investment Advisory fees (Note 2A)                  $ 33,478,626
Administrative fees (Note 2B)                         11,159,542
Custody and fund accounting fees                       4,400,082
Trustees' fees                                            98,376
Legal fees                                                93,109
Audit fees                                                43,666
Other                                                     66,019
--------------------------------------------------------------------------------
  Total expenses                                      49,339,420
Less: aggregate amounts waived by Investment
  Adviser and Administrator (Notes 2A, and 2B)       (26,928,122)
Less: fees paid indirectly (Note 1F)                     (83,264)
--------------------------------------------------------------------------------
  Net expenses                                                        22,328,034
--------------------------------------------------------------------------------
Net investment income                                             $1,176,666,210
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                    YEAR ENDED AUGUST 31,
                                           -------------------------------------
                                                  2001                2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                      $  1,176,666,210      $  882,959,245
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                  82,462,468,791      58,289,540,600
Value of withdrawals                        (65,958,132,709)    (59,709,503,859)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital transactions                       16,504,336,082      (1,419,963,259)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS        17,681,002,292        (537,004,014)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                          14,392,340,634      14,929,344,648
--------------------------------------------------------------------------------
End of period                              $ 32,073,342,926     $14,392,340,634
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                               YEAR ENDED AUGUST 31,
                              --------------------------------------------------------------
                                   2001       2000         1999         1998         1997
============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets
  (000's omitted)             $32,073,343  $14,392,341  $14,929,345  $8,805,910  $7,657,400
Ratio of expenses to
  average net assets                0.10%        0.10%        0.10%       0.10%       0.10%
Ratio of net investment
  income to average
  net assets                        5.27%        5.93%        5.13%       5.65%       5.57%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                        0.22%        0.22%        0.22%       0.22%       0.23%
Net investment income
  to average net assets             5.15%        5.81%        5.01%       5.53%       5.44%
============================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Adviser and Administrator. On April 1, 2001 Citibank N.A. transferred its asset management business, including management of the Funds, to its newly formed affiliate, the Manager.

   The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

   E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

   F. FEES PAID Indirectly The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to mea-

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

sure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. INVESTMENT ADVISORY FEE The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $33,478,626 of which $15,768,580 was voluntarily waived for the year ended August 31, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $11,159,542, all of which were voluntarily waived for the year ended August 31, 2001. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $532,501,641,412 and $515,175,730,122, respectively, for the year ended August 31, 2001.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2001, the commitment fee allocated to the Portfolio was $43,206. Since the line of credit was established, there have been no borrowings.

CASH RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF
CASH RESERVES PORTFOLIO:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Reserves Portfolio (the "Portfolio") at August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2001

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Allan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

*AFFILIATED PERSON OF INVESTMENT ADVISER

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

--------------------------------------------------------------------------------





















This report is prepared for the information of shareholders of Citi Institutional Liquid Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Liquid Reserves.

(C)2001 Citicorp          (R) Printed on recycled paper           CFA/INS.LI/801

          CITIFUNDS(R)
----------------------




CITI(SM)
INSTITUTIONAL
U.S. TREASURY
       RESERVES


ANNUAL REPORT
AUGUST 31, 2001


--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITI INSTITUTIONAL U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  12
--------------------------------------------------------------------------------
Additional Information                                                        13
--------------------------------------------------------------------------------


U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      14
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           15
--------------------------------------------------------------------------------
Statement of Operations                                                       15
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            16
--------------------------------------------------------------------------------
Financial Highlights                                                          16
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 17
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  19
--------------------------------------------------------------------------------
Additional Information                                                        20
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

[PHOTO OMITTED]

HEATH B. MCLENDON
PRESIDENT

We are pleased to provide the annual report for Citi(SM) Institutional U.S. Treasury Reserves (the "Fund") for the year ended August 31, 2001. In this report, we summarize what we believe to be the year's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

As you may or may not know, many Citigroup Asset Management investment professionals were located at 7 World Trade Center, a building that was destroyed. Upon evacuating all personnel to safety, we immediately implemented our business recovery plan.

Our experienced portfolio management teams are in constant communication with one another, aware that this event has impacted virtually all global markets. Their resolve to mind your best interests motivates them in this most tragic of times. As a company we are adjusting to the emotional and business challenges presented by these recent events. Our return to the investment needs of our clients is a welcomed focus. We take comfort in knowing that what we are doing is a small part of the response of America.

INVESTMENT STRATEGY

The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund may invest in U.S. Treasury bills, notes and bonds; Treasury receipts; and securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government.

Please note that the Fund invests in securities through an underlying mutual fund.

MARKET REVIEW AND FUND UPDATE

Short-term yields have fallen dramatically over the 12-month period ended August 31, 2001, as the U.S. economy, after an extended period of robust growth, began to slow significantly. Of particular concern to the U.S. Federal Reserve Board (the "Fed") was the severe retrenchment that was taking place in the manufacturing sector, as evidenced by the monthly National Association of Purchasing Managers data, which remained below the 50% level for the entire 12-month period. Equity market weakness was also seen as an eventual threat to consumer spending, which had remained consistently firm. In the spring/summer of 2001, U.S. labor markets were clearly becoming less tight as increasing numbers of companies began reducing their work forces while global economies were slowing. Inflation, as measured by the

Consumer Price Index(1), had risen to more than 3% due primarily to high energy prices. Toward the end of the period, inflation began to move lower and was not viewed as an impediment to an accommodative Fed policy.

The Fed eased rates seven times during the period, bringing the targeted federal funds rate(2) to 3.50% at the end of August 2001. The fed funds rate target stood at 6.50% a year earlier, in August 2000. During the period, three-month LIBOR(3) fell by 322 basis points(4), to 3.46%, while three-month U.S. Treasury bill yields fell by 294 basis points to 3.36%. The yield on the 10-year U.S. Treasury note fell by 89 basis points to 4.83%.

We believe the Fund was well positioned for the decline in short-term interest rates during the period, maintaining a weighted average maturity of up to 60 days in order to lock in higher yields prior to the Fed actions. The Fund, as always, remained fully invested in U.S. Treasury securities. The Fund's primary holding was in U.S. Treasury bills, as opposed to U.S. Treasury coupons, as we believe the bills generally offered better liquidity. We invested in U.S. Treasury coupons when we believed they offered a significantly higher yield versus comparable maturity U.S. Treasury bills. The Fund also took advantage of the U.S. Treasury's issuance of cash management bills (bills issued to pay for short-term financial obligations) which tend to offer a higher yield.

MARKET OUTLOOK

We believe the economy is likely to remain soft for the remainder of 2001 and into early 2002. We feel a mild recession may be possible. In our opinion, the Fed will continue to ease and short-term yields will continue to move lower. We anticipate continuing to maintain an aggressive maturity stance in the Fund.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
President

OCTOBER 15, 2001

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGE 14 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF AUGUST 31, 2001 AND IS SUBJECT TO CHANGE.

---------
(1) Consumer Price Index (CPI) measures the average change in U.S. consumer prices over time in a fixed market basket of goods and services determined by the U.S. Bureau of Labor Statistics.

(2) The federal funds rate (Ofed funds rateO) is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

(3) LIBOR, the London interbank offered rate, is the interest rate that the largest international banks charge each other for loans.

(4)  A basis point is 0.01%, or one one-hundredth of a percent.

FUND FACTS

FUND OBJECTIVE
To provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.


INVESTMENT ADVISER,                     DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO        Declared daily, paid monthly
Citi Fund Management Inc.

COMMENCEMENT OF OPERATIONS              BENCHMARK*
October 2, 1992
                                        o    Lipper   S&P  AAA   rated   Taxable
                                             Institutional  U.S.  Treasury Money
NET ASSETS AS OF 8/31/01                     Market Funds Average
$616.1 million
                                        o    iMoneyNet,  Inc. 100% Institutional
                                             U.S.  Treasury  Rated Money  Market
                                             Funds Average


* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

  Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                                      SINCE
                                                ONE      FIVE    OCTOBER 2, 1992
ALL PERIODS ENDED AUGUST 31, 2001              YEAR     YEARS*     INCEPTION*
--------------------------------------------------------------------------------
Citi Institutional U.S. Treasury Reserves      5.09%     5.04%        4.68%
Lipper S&P AAA rated Taxable Institutional
  U.S. Treasury Money Market Funds Average     5.08%     5.13%        4.97%+
iMoneyNet, Inc. 100% Institutional U.S.
  Treasury Rated Money Market Funds Average    4.91%     4.94%        4.62%+

 * Average Annual Total Return
 + From 9/30/92


7-DAY YIELDS
Annualized Current         3.21%
Effective                  3.26%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2001 the Fund paid $0.04977 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
===============================================================================
ASSETS:
Investments in U.S. Treasury Reserves Portfolio, at value (Note 1) $616,354,804
-------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                       136,759
Accrued expenses and other liabilities                                   89,078
-------------------------------------------------------------------------------
  Total liabilities                                                     225,837
-------------------------------------------------------------------------------
NET ASSETS for 616,128,967 shares of beneficial
  interest outstanding                                             $616,128,967
===============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $616,128,967
===============================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
===============================================================================

See notes to financial statements

CITI INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio      $42,553,762
Allocated expenses from U.S. Treasury
  Reserves Portfolio                                 (809,119)
--------------------------------------------------------------------------------
                                                                     $41,744,643
EXPENSES:
Administrative fees (Note 3A)                       2,829,350
Shareholder Servicing Agents' fees (Note 3B)          808,386
Distribution fees (Note 4)                            808,386
Legal fees                                             62,898
Transfer agent fees                                    41,795
Custody and fund accounting fees                       21,626
Audit fees                                             16,875
Blue Sky fees                                          12,277
Trustees' fees                                         11,729
Shareholder reports                                    11,695
Miscellaneous                                          27,624
--------------------------------------------------------------------------------
  Total expenses                                    4,652,641
Less: aggregate amounts waived by Administrator,
  Shareholder Servicing Agent and Distributor
  (Notes 3A, 3B and 4)                             (3,439,516)
--------------------------------------------------------------------------------
  Net expenses                                                         1,213,125
--------------------------------------------------------------------------------
Net investment income                                                $40,531,518
================================================================================

See notes to financial statements

CITI INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                                     YEAR ENDED AUGUST 31,
                                             -----------------------------------
                                                   2001                2000
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as
  dividends to shareholders (Note 2):       $    40,531,518     $    32,754,771
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST AT NET ASSET VALUE OF
  $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                  2,955,422,479       1,729,123,528
Net asset value of shares issued to
  shareholders from reinvestment
  of dividends                                   31,828,250          29,421,828
Cost of shares repurchased                   (3,065,598,621)     (1,669,432,987)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS           (78,347,892)         89,112,369
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                             694,476,859         605,364,490
--------------------------------------------------------------------------------
End of period                               $   616,128,967     $   694,476,859
================================================================================

See notes to financial statements

CITI INSTITUTIONAL U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS


                                           YEAR ENDED AUGUST 31,
                           -----------------------------------------------------
                              2001      2000        1999       1998     1997
================================================================================
Net Asset Value,
  beginning of period      $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
Net investment income       0.04977    0.05249    0.04395    0.05001    0.04994
Less dividends from net
  investment income        (0.04977)  (0.05249)  (0.04395)  (0.05001)  (0.04994)
--------------------------------------------------------------------------------
Net Asset Value,
  end of period            $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
===============================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)          $616,129   $694,477   $605,364   $264,136   $306,350
Ratio of expenses to
  average net assets+         0.25%      0.25%      0.25%      0.25%      0.25%
Ratio of net investment
  income to average
  net assets+                 5.01%      5.27%      4.40%      5.00%      5.01%
Total return                  5.09%      5.38%      4.48%      5.12%      5.11%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                $0.04251   $0.04753   $0.03806   $0.04431   $0.04416

RATIOS:
Expenses to average
  net assets+                 0.80%      0.80%      0.84%      0.82%      0.83%
Net investment income
  to average net assets+      4.46%      4.72%      3.81%      4.43%      4.43%
===============================================================================

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

See notes to financial statements

CITI INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional U.S. Treasury Reserves changed its name to Citi Institutional U.S. Treasury Reserves (the
"Fund"). The Fund is a diversified separate series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citi Fund Management Inc. (the "Manager") serves as Investment Adviser. Citi Fund Management Inc. also acts as the Fund's Adminstrator. On April 1, 2001, Citibank N.A. ("Citibank") transferred its asset management business, including management of the funds to its newly formed affiliate, the Manager. The value of such investment reflects the Fund's proportionate interest (44.4% at August 31, 2001) in the net assets of the Portfolio. Citibank makes shares available to customers through various Shareholder Servicing Agents. Salomon Smith Barney Inc. is the Fund's Distributor.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

     A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

     D. OTHER All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)


3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2001, management agreed to voluntarily limit Fund expenses to 0.25%.

     A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $2,829,350, of which $1,822,744 was contractually waived for the year ended August 31, 2001. The contractual fee waivers of 0.20% terminates on December 31, 2001. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

     B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $808,386, all of which were contractually waived for the year ended August 31, 2001. The contractual fee waivers terminate on December 31, 2001.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $808,386, all of which was contractually waived for the year ended August 31, 2001. The contractual fee waivers terminate on December 31, 2001. The Distributor has contractually agreed to assume all distribution expenses through August 31, 2001.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS


5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $3,181,580,553 and $3,301,148,682, respectively, for the year ended August 31, 2001.

CITI INSTITUTIONAL U.S. TREASURY RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITI INSTITUTIONAL U.S. TREASURY RESERVES:

     We have audited the accompanying statement of assets and liabilities of Citi Institutional U.S. Treasury Reserves of CitiFunds Institutional Trust (the "Trust") (a Massachusetts trust) as of August 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report theron, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Institutional U.S. Treasury Reserves of CitiFunds Institutional Trust, as of August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



                                               /s/ KPMG LLP

New York, New York
October 12, 2001

CITI INSTITUTIONAL U.S. TREASURY RESERVES
ADDITIONAL INFORMATION (Unaudited)


CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Deloitte & Touche LLP ("D&T") resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 2001



                                                  PRINCIPAL
                                                   AMOUNT
ISSUER                                         (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS -- 100.0%
--------------------------------------------------------------------------------
United States Treasury Bill,
  due 9/06/01                                     $ 30,000       $   29,985,625
  due 9/13/01                                      218,631          218,385,592
  due 9/20/01                                      272,913          272,422,124
  due 9/27/01                                       82,677           82,470,233
  due 10/04/01                                     127,362          126,962,589
  due 11/08/01                                     189,155          187,953,247
  due 11/15/01                                     100,000           99,312,500
  due 11/23/01                                      50,000           49,616,701
  due 11/29/01                                      90,000           89,254,625
  due 1/10/02                                      182,497          180,240,123
  due 2/14/02                                       51,528           50,749,407
                                                                 --------------
                                                                  1,387,352,766
                                                                 --------------

TOTAL INVESTMENTS,
  AT AMORTIZED COST                                  100.0%       1,387,352,766
OTHER ASSETS,
  LESS LIABILITIES                                     0.0             (181,831)
                                                     -----       --------------

NET ASSETS                                           100.0%      $1,387,170,935
                                                     =====       ==============

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                          $1,387,352,766
Cash                                                                         574
--------------------------------------------------------------------------------
   Total assets                                                    1,387,353,340
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate-- Investment advisory fees (Note 2A)                 91,772
Accrued expenses and other liabilities                                    90,633
--------------------------------------------------------------------------------
  Total liabilities                                                      182,405
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,387,170,935
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $1,387,170,935
================================================================================



U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INVESTMENT INCOME (Note 1B)                                          $78,953,479

EXPENSES:
Investment Advisory fees (Note 2A)                     $2,266,586
Administrative fees (Note 2B)                             755,529
Custody and fund accounting fees                          291,605
Legal fees                                                 49,241
Audit fees                                                 26,050
Trustees' fees                                             19,807
Miscellaneous                                              37,504
--------------------------------------------------------------------------------
  Total expenses                                        3,446,322
Less: aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A and 2B)                  (1,934,848)
Less: fees paid indirectly (Note 1D)                         (200)
--------------------------------------------------------------------------------
  Net expenses                                                         1,511,274
--------------------------------------------------------------------------------
Net investment income                                                $77,442,205
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED AUGUST 31,
                                                    --------------------------
                                                     2001              2000
================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                       $    77,442,205     $    66,878,424
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                   5,642,383,142       4,524,590,945
Value of withdrawals                         (5,657,342,700)     (4,455,407,592)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                     (14,959,558)         69,183,353
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                       62,482,647         136,061,777
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                           1,324,688,288       1,188,626,511
--------------------------------------------------------------------------------
End of period                               $ 1,387,170,935     $ 1,324,688,288
================================================================================


U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                            YEAR ENDED AUGUST 31,
                          ------------------------------------------------------
                             2001        2000        1999       1998      1997
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)         $1,387,171  $1,324,688  $1,188,627  $911,845  $907,910
Ratio of expenses to
  average net assets           0.10%       0.10%       0.10%     0.10%     0.10%
Ratio of net investment
  income to average
  net assets                   5.13%       5.41%       4.55%     5.14%     5.15%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                   0.23%       0.23%       0.23%     0.23%     0.24%
Net investment income to
  average net assets           5.00%       5.28%       4.42%     5.01%     5.01%
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Adviser and Adminstrator. On April 1, 2001 Citibank N.A., ("Citibank") transferred its asset management business, including management of the Portfolio to its newly formed affiliate, the Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C.   FEDERAL INCOME TAXES   The Portfolio's  policy is to comply  with  the
applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2.   INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

     A. INVESTMENT ADVISORY FEE The Investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $2,266,586, of which $1,179,319 was voluntarily waived for the year ended August 31, 2001. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

     B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $755,529, all of which was contractually waived for the year ended August 31, 2001. The contractual fee waivers terminate on December 31, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S.
Treasury   obligations,    aggregated   $13,286,019,567   and   $13,295,849,625,
respectively, for the year ended August 31, 2001.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2001, the commitment fee allocated to the Portfolio was $3,591. Since the line of credit was established, there have been no borrowings.

U.S. TREASURY RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT




TO THE TRUSTEES AND INVESTORS OF
U.S. TREASURY RESERVES PORTFOLIO:


     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio, as of August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



                                                /s/ KPMG LLP


New York, New York
October 12, 2001

U.S. TREASURY RESERVES PORTFOLIO
ADDITIONAL INFORMATION (Unaudited)


CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Deloitte & Touche LLP ("D&T") resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon,* President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

  * AFFILIATED PERSON OF THE MANAGER

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

AUDITORS
KPMG LLP
757 Third Avenue
New York, NY 10017

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

===============================================================================

-------------------------------------------------------------------------------

===============================================================================



















This report is prepared for the information of shareholders of Citi Institutional U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional U.S. Treasury Reserves.

(C)2001 Citicorp    [Recycled Logo] Printed on recycled paper     CFA/INS.US/801

--------------------------------------------------------------------------------

     CITIFUNDS(R)
--------------
--------------------------------------------------------------------------------




CITI(SM)
INSTITUTIONAL
TAX FREE RESERVES

ANNUAL REPORT
AUGUST 31, 2001












--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITI INSTITUTIONAL TAX FREE RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  12
--------------------------------------------------------------------------------
Additional Information                                                        13
--------------------------------------------------------------------------------

TAX FREE RESERVES PORTFOLIO

Portfolio of Investments                                                      14
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           19
--------------------------------------------------------------------------------
Statement of Operations                                                       19
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            20
--------------------------------------------------------------------------------
Financial Highlights                                                          20
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 21
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  23
--------------------------------------------------------------------------------
Additional Information                                                        24
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

We are  pleased to provide the annual     --------------       --------------
report for Citi(SM) Institutional Tax
Free  Reserves  (the  "Fund") for the
year ended August 31,  2001.  In this    [Graphic omitted]    [Graphic omitted]
report,  we summarize what we believe
to be the year's prevailing  economic
and market conditions and outline our     --------------       --------------
investment   strategy.   A   detailed     HEATH B.            CHARLES K.
summary of the Fund's performance can     McLENDON            BARDES
be found in the appropriate  sections
that  follow.  We hope you find  this                         DIRECTOR AND
report useful and informative.            PRESIDENT           INVESTMENT OFFICER

As you may or may not know, many Citigroup Asset Management investment professionals were located at 7 World Trade Center, a building that was destroyed. Upon evacuating all personnel to safety, we immediately implemented our business recovery plan.

Our experienced portfolio management teams are in constant communication with one another, aware that this event has impacted virtually all global markets. Their resolve to mind your best interests motivates them in this most tragic of times. As a company we are adjusting to the emotional and business challenges presented by these recent events. Our return to the investment needs of our clients is a welcomed focus. We take comfort in knowing that what we are doing is a small part of the response of America.

INVESTMENT STRATEGY

The Fund's goals are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

Under normal market conditions, the Fund invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

The Fund may invest at least 25% of its assets in participation or other interests in municipal obligations that are secured by bank letters of credit or guarantees.

The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

MARKET REVIEW AND FUND UPDATE

After leaving the federal funds rate(1) steady at 6.50% for the second half of 2000, the U.S. Federal Reserve Board (the "Fed") responded to signs of a weakening U.S. economy by aggressively lowering short-term interest rates. In January 2001 alone, the Fed directed two 50 basis point(2) cuts in the fed funds rate. The financial markets welcomed this news, expecting that lower interest rates would help revive economic growth and restore investor confidence. A reduction in interest rates typically makes it easier for corporations and consumers alike to meet their debt obligations.

January is generally the most popular month of the year for municipal coupon payments and redemptions. In January 2001, an estimated $25 billion became available for reinvestment. Municipal money fund managers were faced with the daunting task of finding enough tax-exempt, short-term securities in which to invest this new cash flow--all against the backdrop of falling interest rates. Many money fund managers began to seek securities with longer durations(3) in order to extend their portfolios' average maturities and lock in higher yields as interest rates fell.

During March 2001, the Fed eased the fed funds rate by an additional 50 basis points, bringing it to 5.0%. Despite these rate cuts, yields on Variable Rate Demand Notes ("VRDNs")(4) remained attractive relative to other short-term fixed income investments. This was due to a high level of money fund liquidations by investors in need of cash for income tax payments due in April. Yields were raised accordingly, in hopes of keeping variable rate securities in money funds' hands. With the short-term yield curve(5) flattening and rates hovering in the 2.50% range, many money funds were content to remain overweighted in VRDNs, taking a "wait and see" attitude regarding the direction of the economy.

As the third quarter of 2001 unfolded, short-term rates fell temporarily due to technical factors arising from the "July effect." The July effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. Over $34 billion became available in July 2001 for reinvestment, beating January's receipts. Investors did indeed pour cash into tax-exempt money funds as it became apparent the economic landscape pointed toward continued uncertainty in the equity and fixed income markets. The month of August saw similar activity, as money funds continued to see subscriptions from investors wishing to allocate a portion of their assets on the shorter end of the yield curve.


----------------
(1) The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

(2)  A basis point is 0.01%, or one one-hundredth of one percent

(3) Duration is a measure, expressed in years, of the price sensitivity of a fixed income asset or portfolio to a change in interest rates. The higher the duration, the greater the price volatility for a given change in yield.

(4) Variable Rate Demand Notes are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

(5) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

MARKET OUTLOOK

Looking forward, we expect the municipal bond market will continue its solid performance as investors continue to seek low volatility alternatives to the embattled stock markets. In our view, overall credit quality remains good in this area of the market, and municipal bonds continue to offer better yields than most taxable bond securities. In the weeks and months ahead, our strategy for the Fund will be to continue to invest its assets in securities that are among the highest quality available to money market funds.

Sincerely,


/s/ Heath B. McLendon                               /s/ Charles K. Bardes
---------------------                               ----------------------
Heath B. McLendon                                   Charles K. Bardes
President                                           Vice President and
                                                    Investment Officer

OCTOBER 15, 2001

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 14 through 18 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of August 31, 2001 and is subject to change.

FUND FACTS

FUND OBJECTIVE
Provide its shareholders high levels of current income which is exempt from federal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER,                      DIVIDENDS
TAX FREE RESERVES PORTFOLIO              Declared daily, paid monthly
Citi Fund Management Inc.

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
May 21, 1997                             Distributed annually, if any

NET ASSETS AS OF 8/31/01                 BENCHMARK**
$232.8 million                           o Lipper Institutional Tax Exempt
                                           Money Market Funds Average

                                         o iMoneyNet, Inc.
                                           Institutional Tax Free
                                           Money Market Funds Average

 * A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.

**  The Lipper Funds  Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
    performance   (excluding   sales  charges)  of  mutual  funds  with  similar
    objectives.

    Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS
                                                                        SINCE
                                                              ONE   MAY 21, 1997
ALL PERIODS ENDED AUGUST 31, 2001                            YEAR    INCEPTION*
================================================================================
Citi Institutional Tax Free Reserves                         3.46%      3.45%
Lipper Institutional Tax Exempt Money Market Funds Average   3.28%      2.80%+
iMoneyNet, Inc. Institutional Tax Free
  Money Market Funds Average                                 3.19%      3.22%+
* Average Annual Total Return
+ From 5/31/97

7-DAY YIELDS
Annualized Current   2.38%
Effective            2.40%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2001 the Fund paid $0.03407 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions were exempt from Federal income tax. In addition, 9.1% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

COMPARISON OF 7-DAY YIELDS FOR CITI INSTITUTIONAL TAX FREE RESERVES VS. IMONEYNET, INC. INSTITUTIONAL TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi Institutional Tax Free Reserves provided a similar annualized seven-day yield to that of a com-parable iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one year period.
            [Data below represents line chart in the printed piece]
                                          iMoneyNet, Inc.
             Citi Institutional       Institutional Tax Free
             Tax Free Reserves        Money Market Funds Average
          -----------------------    ---------------------------
            9/5/00   4.05                       3.84
                     3.81                       3.63
                     3.91                       3.76
                     4.14                       4
                     4.78                       4.58
                     4.26                       4.04
            10/17/00 3.98                       3.85
                     4.01                       3.86
                     4.1                        3.94
                     4.16                       3.91
                     4.14                       3.96
                     4.24                       4.05
            11/28/00 4.13                       3.95
                     4.02                       3.8
                     3.66                       3.47
                     3.94                       3.71
                     4.3                        4.02
                     4.51                       4.25
                     3.16                       3.13

            1/16/01  2.3                        2.35
                     2.43                       2.22
                     3.92                       3.69
                     3.83                       3.65
                     3.36                       3.17
                     3.53                       3.25
            2/27/01  3.48                       3.24
                     3.25                       2.98
                     2.81                       2.51
                     3.23                       2.98
                     3.41                       3.16
                     3.46                       3.19
                     3.24                       2.9
            4/17/01  3.47                       3.28
                     3.84                       3.74
                     3.81                       3.74
                     3.64                       3.45
                     3.34                       3.13
                     3.06                       2.77
            5/29/01  3.06                       2.77
                     2.93                       2.71
                     2.68                       2.27
                     2.92                       2.64
                     2.94                       2.71
                     2.81                       2.56
                     2.45                       2.1
            7/17/01  2.53                       2.16
                     2.64                       2.35
                     2.69                       2.39
                     2.52                       2.17
                     2.44                       2.04
                     2.48                       2.07
            8/28/01  2.42                       1.98

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
================================================================================
ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)       $233,280,234
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                       480,738
Accrued expenses and other liabilities                                   32,538
--------------------------------------------------------------------------------
  Total liabilities                                                     513,276
--------------------------------------------------------------------------------
NET ASSETS for 232,771,206 shares of beneficial interest
   outstanding                                                     $232,766,958
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                    $232,771,206
Accumulated net realized loss                                            (4,248)
--------------------------------------------------------------------------------
  Total                                                            $232,766,958
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
================================================================================

See notes to financial statements

CITI INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INVESTMENT INCOME (Note 1A):
Income from Tax Free Reserves Portfolio                $7,865,896
Allocated expenses from Tax Free Reserves Portfolio      (328,854)
--------------------------------------------------------------------------------
                                                                      $7,537,042
EXPENSES:
Administrative fees (Note 3A)                             763,197
Shareholder Servicing Agents' fees (Note 3B)              218,056
Distribution fees (Note 4)                                218,056
Transfer agent fees                                        52,624
Legal fees                                                 49,137
Blue Sky                                                   21,145
Custody and fund accounting fees                           20,541
Audit fees                                                 16,900
Shareholder reports                                        12,414
Trustees' fees                                              7,529
Miscellaneous                                              11,150
--------------------------------------------------------------------------------
  Total expenses                                        1,390,749
Less: aggregate amounts waived by Administrator,
  Shareholder Servicing Agents, and Distributor
   (Notes 3A, 3B and 4)                                (1,176,527)
--------------------------------------------------------------------------------
  Net expenses                                                          214,222
--------------------------------------------------------------------------------
Net investment income                                                 7,322,820
NET REALIZED LOSS ON INVESTMENTS FROM TAX FREE RESERVES PORTFOLIO        (4,248)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $7,318,572
================================================================================

See notes to financial statements

CITI INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                                      YEAR ENDED AUGUST 31,
                                                --------------------------------
                                                     2001              2000
================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:

Net investment income                               $7,322,820       $5,168,505
Net realized loss on investments                        (4,248)          (5,510)
-------------------------------------------------------------------------------
Net increase in net assets from operations           7,318,572        5,162,995
-------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                               (7,322,820)      (5,168,505)
Net realized gain                                       (2,920)              --
-------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                   (7,325,740)      (5,168,505)
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                     1,219,834,305      753,893,610
Net asset value of shares issued to
  shareholders from reinvestment of dividends        2,088,937        1,432,200
Cost of shares repurchased                      (1,165,125,289)    (745,069,645)
-------------------------------------------------------------------------------
Net increase in net assets from transactions
  in shares of beneficial interest                  56,797,953       10,256,165
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                          56,790,785       10,250,655
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                175,976,173      165,725,518
-------------------------------------------------------------------------------
End of period                                     $232,766,958     $175,976,173
===============================================================================

See notes to financial statements

CITI INSTITUTIONAL TAX FREE RESERVES

FINANCIAL HIGHLIGHTS

                                                                               MAY 21, 1997
                                            YEAR ENDED AUGUST 31,             (COMMENCEMENT
                                     --------------------------------------  OF OPERATIONS) TO
                                     2001      2000       1999       1998     AUGUST 31, 1997
===============================================================================================
Net Asset Value,
  beginning of period              $1.00000   $1.00000   $1.00000   $1.00000      $1.00000
Net investment income               0.03407    0.03182    0.03026    0.03440       0.00984
Less dividends from
  net investment income            (0.03407)  (0.03182)  (0.03026)  (0.03440)     (0.00984)
----------------------------------------------------------------------------------------------
Net Asset Value, end of period     $1.00000   $1.00000   $1.00000   $1.00000      $1.00000
==============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                  $232,767   $175,976   $165,726   $207,311       $60,048
Ratio of expenses to average
  net assets+                         0.25%      0.25%      0.25%      0.25%        0.25%*
Ratio of net investment income
  to average net assets+              3.36%      3.71%      3.02%      3.43%        3.47%*
Total return                          3.46%      3.74%      3.07%      3.49%       0.99%**

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees and the Administrator had not voluntarily assumed expenses during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share    $0.02760   $0.02737   $0.02395   $0.02718     $0.00729
RATIOS:
Expenses to average net assets+       0.94%      0.91%      0.88%      0.97%        1.15%*
Net investment income to
 average net assets+                  2.67%      3.05%      2.39%      2.71%        2.57%*
==============================================================================================

 + Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses
 * Annualized
** Not Annualized

See notes to financial statements

CITI INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Tax Free Reserves changed its name to Citi Institutional Tax Free Reserves (the "Fund"). The Fund is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citi Fund Management Inc. (the "Manager") serves as Investment Adviser. On April 1, 2001 Citibank N.A. ("Citibank") transferred its asset management business, including management of the Funds to its newly formed affiliate, the Manager. The value of such investment reflects the Fund's proportionate interest (approximately 31.0% at August 31, 2001) in the net assets of the Portfolio. Citi Fund Management Inc. also acts as the Fund's Administrator. Citibank makes Fund shares available to customers as Shareholder Servicing Agent. Salomon Smith Barney Inc. is the Fund's Distributor.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared

CITI INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)


as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Fund has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2001, management agreed to voluntarily limit Fund expenses to 0.25%.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.35% of the Fund's average daily net assets. Administrative fees amounted to $763,197, of which $740,415 was contractually waived for the year ended August 31, 2001. The contractual fee waiver of 0.25% terminates on December 31, 2001. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $218,056, all of which was contractually waived for the year ended August 31, 2001. The contractual fee waiver terminates on December 31, 2001.

4. DISTRIBUTION FEE The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the Fund. The distribution fees amounted to $218,056, all of which was contractually waived for the year ended August 31, 2001. The contractual fee waiver terminates on December 31, 2001.

CITI INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,261,315,295 and $1,211,957,658, respectively, for the year ended August 31, 2001.

CITI INSTITUTIONAL TAX FREE RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
CITI INSTITUTIONAL TAX FREE RESERVES:

   We have audited the accompanying statement of assets and liabilities of Citi Institutional Tax Free Reserves of CitiFunds Institutional Trust (the "Trust") (a Massachusetts business trust) as of August 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Institutional Tax Free Reserves at CitiFunds Institutional Trust, as of August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                  /s/  KPMG LLP

New York, New York
October 12, 2001

CITI INSTITUTIONAL TAX FREE RESERVES
ADDITIONAL INFORMATION (Unaudited)

CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Deloitte & Touche LLP ("D&T") resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                August 31, 2001

                                PRINCIPAL
                                 AMOUNT
ISSUER                       (000'S OMITTED)   VALUE
-------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 0.7%
-------------------------------------------------------
Houston, Texas, Higher
  Education Finance Corp.,
  2.75% due 9/13/01              $ 5,000    $ 5,000,000
                                            -----------
GENERAL OBLIGATION BONDS
AND NOTES -- 5.5%
-------------------------------------------------------
Georgia State,
  6.00% due 7/01/02                7,810      8,012,974
Iowa State School, Cash
  Anticipation Program,
  3.88% due 1/30/02               14,000     14,047,493
Iowa State School, Cash
  Anticipation Program,
  3.75% due 6/21/02               12,000     12,103,162
South Carolina Public
  Service Authority,
  3.50% due 7/01/02                5,505      5,547,389
South Carolina State,
  5.75% due 1/01/02                2,000      2,010,457
                                            -----------
                                             41,721,475
                                            -----------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 12.6%
-------------------------------------------------------
Alabama State, Municipal
  Electric Power Supply Revenue,
  6.50% due 9/01/01                4,000      4,040,000
California Housing Finance
  Agency Revenue,
  2.67% due 8/01/02                6,000      6,000,000
California Student Loan
  Revenue,
  2.85% due 6/03/02                5,000      5,000,000
Florida State Department
  Environment Protection, FGIC,
  5.25% due 7/01/02                5,575      5,702,382
Louisa, Virginia, Industrial
  Development Authority, AMT,
  4.00% due 3/01/02                7,000      7,000,000
Louisiana Local Government,
 Environmental Facilities Revenue,
  5.25% due 2/15/02               10,000     10,084,805
Michigan Municipal
  Bond Authority,
  4.00% due 4/11/02               22,600     22,732,578
Michigan State Building Authority
  Revenue,
  6.10% due 10/01/01               2,000      2,002,703
Michigan State Building Authority
  Revenue, P/R,
  6.00% due 10/01/09               2,800      2,803,581
Minnesota State, Housing
  Finance Agency,
  4.45% due 11/29/01               4,000      4,000,000
Oklahoma State Water Resource
  Board State Loan Revenue,
  3.45% due 9/04/01                5,535      5,535,000
South Carolina Jobs, Economic
  Development Authority,
  3.40% due 9/13/01               19,995     19,995,000
                                            -----------
                                             94,896,049
                                            -----------

BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- 25.4%
-------------------------------------------------------
Bartholomew, Indiana Considated
  School, Corporate, TANs,
  4.60% due 12/31/01               4,238      4,252,936
Benton, Indiana, Community School
  Corporation, TANs,
  5.00% due 12/31/01               2,700      2,703,424
Clark County,Washington Public
  Utility District, BANs,
  4.00% due 3/26/02               10,000     10,042,046
Concord, Indiana, Community
  Schools, TANs,
  4.00% due 12/31/01               5,390      5,395,169
Essex County New Jersey, TANs,
  3.25% due 11/20/01              29,000     29,038,709
Howard County Maryland, BANs
  4.00% due 4/15/02               12,500     12,571,867
Jersey City, New Jersey, BANs,
  4.00% due 1/11/02               28,969     28,998,755
Kane Mc Henry Cook and De Kalb
  Counties, Illinois School
  District, TANs,
  4.63% due 9/28/01               22,400     22,410,080
Knoxville, Tennessee, BANs
  3.50% due 6/01/02               20,000     20,155,000
Lexington County, South Carolina
  School District, BANs
  3.30% due 9/27/01                8,000      8,002,637
Passaic County,
  New Jersey, BANs
  3.40% due 6/14/02               20,144     20,243,755

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                          August 31, 2001

                                          PRINCIPAL
                                           AMOUNT
ISSUER                                 (000'S OMITTED)   VALUE
-----------------------------------------------------------------
BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- (CONT'D)
-----------------------------------------------------------------
Paterson, New Jersey, BANs
  3.50% due 11/30/01                      $ 2,805    $  2,810,091
Portage County, Ohio, BANs,
  4.75% due 11/01/01                        6,379       6,382,575
Salt Lake County, Utah, TRANs
  3.50% due 12/28/01                        2,500       2,506,754
Summit County, Ohio, BANs
  3.50% due 5/30/02                         4,200       4,216,652
West Branch, Ohio, Local
  School District, BANs,
  4.75% due 9/21/01                         4,475       4,475,830
West Jordan, Utah, TRANs,
  2.85% due 6/28/02                         6,500       6,520,742
                                                     ------------
                                                      190,727,022
                                                     ------------
VARIABLE RATE DEMAND NOTES* -- 58.4%
-----------------------------------------------------------------
ABN-Amro Leasetops Certificates Trust,
  due 10/01/04                              3,255       3,254,901
ABN-Amro Munitops Certificates Trust,
  due 3/07/07                               4,000       4,000,000
ABN-Amro Munitops Certificates Trust, AMT,
  due 4/05/06                               4,000       4,000,000
ABN-Amro Munitops Certificates Trust, AMT,
  due 7/05/06                               9,000       9,000,000
ABN-Amro Munitops Certificates Trust,
  due 5/07/08                              15,000      15,000,000
Adams County, Colorado, Industrial
  Development Revenue,
  due 12/01/15                              2,000       2,000,000
Alaska State Housing Finance Corp., AMT,
  due 6/01/07                               5,795       5,795,000
Ascension, Louisiana, Revenue, AMT,
  due 12/01/27                              2,000       2,000,000
Ashe County, North Carolina, Industrial
   Facilities and Pollution,
  due 7/01/10                               2,100       2,100,000
Beloit, Kansas, Industrial Development
  Authority, AMT,
  due 12/01/16                              1,100       1,100,000
Brooks County, Georgia, Development
  Authority Revenue,
  due 3/01/18                               2,000       2,000,000
California Housing Finance Agency Revenue,
  due 2/01/32                               4,885       4,885,000
Carrollton, Georgia, Payroll
  Development Authority,
  due 3/01/15                               1,450       1,450,000
Carthage, Missouri, Industrial Development
  Authority Revenue,
  due 4/01/07                               2,000       2,000,000
Carthage, Missouri, Industrial
  Development Authority Revenue, AMT,
  due 9/01/30                               2,000       2,000,000
Castle Pines, North Metro District,
  Colorado,
  due 12/01/28                              4,990       4,990,000
Chesterfield County, Virginia,
  Industrial Development,
  due 2/01/03                               1,400       1,400,000
Chicago, Illinois,
  due 1/01/23                              17,146      17,146,000

Chicago, Illinois, Board of Education,
  due 6/01/21                               3,000       3,000,000
Chicago, Illinois, Gas Supply Revenue,
  due 3/01/30                               5,000       5,000,000
Clarksville, Arizona, Industrial
  Development Revenue, AMT,
  due 8/01/13                               2,025       2,025,000
Clarksville, Tennessee,
  Public Building Authority,
  due 7/01/31                               7,500       7,500,000
Colorado Health Facilities
  Authority Revenue,
  due 6/01/21                               9,725       9,725,000
Columbus, Georgia, Housing
  Authority Revenue,
  due 11/01/17                                750         750,000
Converse County, Wyoming, Pollution,
  due 7/01/06                               7,485       7,485,000
Davidson County, North Carolina,
  Industrial Facilities,
  due 7/01/20                               2,140       2,140,000
De Kalb County, Georgia,
  Development Authority,
  due 8/01/05                               1,500       1,500,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2001

                                                         PRINCIPAL
                                                          AMOUNT
ISSUER                                                (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
De Kalb County, Georgia, Development Authority,
  due 2/01/18                                               $ 1,100  $ 1,100,000
Delaware State Economic Development Authority,
  due 7/01/28                                                 4,400    4,400,000
Director State, Nevada, Department of Business, AMT,
  due 8/01/20                                                   775      775,000
Emmaus, Pennsylvannia, General Authority Revenue,
  due 3/01/24                                                 1,200    1,200,000
Forsyth County, Georgia, Industrial Development Revenue,
  due 1/01/07                                                 2,000    2,000,000
Fulton County, Georgia, Development Authority Revenue,
  due 12/01/12                                                2,000    2,000,000
Fulton County, Georgia, Development Authority Revenue,
  due 2/01/18                                                 1,960    1,960,000
Gordon County, Georgia, Industrial Development
  Authority Revenue, AMT, due 8/01/17                         1,000    1,000,000
Gulf Breeze, Florida, Revenue,
  due 3/31/21                                                 1,420    1,420,000
Gwinett County, Georgia, Industrial Development Revenue,
  due 3/01/17                                                   235      235,000
Hawkins County, Tennessee, Industrial Development Board,
  due 10/01/27                                                1,450    1,450,000
Henrico County, Virginia, Industrial Development Authority,
  due 8/01/23                                                   180      180,000
Hillsborough County, Florida, School Board,
  due 1/01/12                                                 7,000    7,000,000
Illinois Educational Facilities Authority Revenue,
  due 1/01/28                                                 6,385    6,385,000
Indiana Health Facilities Finance Authority
  Hospital Revenue, due 3/01/30                              10,700   10,700,000
Jackson County, Mississippi, Port Facilities Revenue,
  due 6/01/23                                                 8,550    8,550,000
Joliet Illinois, Regional Port District,
  due 10/01/24                                                1,700    1,700,000
Kansas City, Missouri, Industrial Development Authority,
  due 4/01/27                                                 2,000    2,000,000
Kissimmee Florida, Utility Revenue,
  due 9/12/01                                                10,500   10,500,000
Koch Certificates Trust,
  due 12/13/02                                                3,383    3,383,332
Lincoln County Wyoming Environmental Improvement,
  due 11/01/25                                               20,400   20,400,000
Louisville & Jefferson County, Kentucky,
  due 1/01/29                                                18,300   18,300,000
Madison, Wisconsin, Community Development Authority,
  due 6/01/22                                                 1,025    1,025,000
Maine Health and Higher Educational Facilities,
  due 7/01/19                                                 2,860    2,860,000
Marshfield, Wisconsin, Industrial Development Revenue,
  due 12/01/14                                                2,500    2,500,000
Massachusetts State Industrial Finance Agency,
  due 11/01/25                                                1,960    1,960,000
Mecklenburg County, North Carolina, Industrial Facilities,
  due 9/01/14                                                 2,000    2,000,000
Michigan State, due 7/15/08                                  16,000   16,000,000
Minneapolis, Minnesota, due 12/01/05                          1,560    1,560,000
Minneapolis, Minnesota, due 3/01/12                             310      310,000
Missouri State Health and Educational Facilities Revenue,
  due 7/01/18                                                 3,500    3,500,000
Moorhead, Minnesota, Solid Waste Disposal, AMT,
  due 4/01/12                                                 3,000    3,000,000
Morristown, Tennessee, Industrial Development Board, AMT,
  due 2/01/15                                                 4,250    4,250,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2001

                                                                PRINCIPAL
                                                                 AMOUNT
ISSUER                                                       (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------------
Municipal Securities Trust Certificates,
  due 10/04/12                                                    $13,000  $13,000,000
Nash County, North Carolina,
  due 12/01/14                                                      1,000    1,000,000
New Hanover County, North Carolina,
  due 3/01/14                                                       2,250    2,250,000
New Hanover County,
  North Carolina,
  due 3/01/15                                                       2,250    2,250,000
New Hanover County, North Carolina,
  due 3/01/16                                                       2,250    2,250,000
New Jersey State Transportation Trust Fund Authority,
  due 6/15/14                                                       5,545    5,545,000
Oklahoma Finance Authority Revenue,
  due 1/01/30                                                       4,000    4,000,000
Orange County, Florida, Industrial Development Authority,
  due 1/01/11                                                         375      375,000
Orlando, Florida, Utilities Commision,
  due 10/22/01                                                     22,600   22,600,000
Peoria, Illinois, Health Care Facilities Revenue,
  due 5/01/17                                                       1,050    1,050,000
Philadelphia, Pennsylvania, Water Facilities Municipal Trust,
  due 12/15/14                                                      8,315    8,315,000
Piedmont, South Carolina, Municipal Power Agency,
  due 1/01/22                                                       1,000    1,000,000
Pitney Bowes Credit Corp.,
  due 11/13/02                                                        756      755,782
Pitney Bowes Credit Corp. Leasetops,
  due 3/15/05                                                       1,059    1,059,374
Pitney Bowes Credit Corp. Leasetops,
  due 3/16/05                                                      10,642   10,641,553
Puerto Rico Commonwealth Infrastructure,
  due 10/01/32                                                      4,600    4,600,000
Puerto Rico Commonwealth Infrastructure
  due 10/01/40                                                      2,600    2,600,000
Red Bay, Alabama, Industrial Development Board Revenue,
  due 11/01/10                                                      3,400    3,400,000
Rhode Island State Industrial Facilities Corp., AMT,
  due 5/01/05                                                       1,000    1,000,000
Rhode Island State Industrial Facilities Corp., AMT,
  due 11/01/05                                                      2,650    2,650,000
Roswell, Georgia, Multi-Family Housing Authority,
  due 8/01/27                                                       2,500    2,500,000
Saint Charles Parish, Louisiana, Pollution Control Revenue,
  due 3/01/24                                                      10,400   10,400,000
San Antonio, Texas, Water Revenue,
  due 5/15/26                                                       7,000    7,000,000
San Antonio, Texas, Electric & Gas,
  due 9/06/01                                                       8,400    8,400,000
Savannah, Illinois, Industrial Development Revenue,
  due 6/01/04                                                         600      600,000
Sevier County, Tennessee, Public Building Authority,
  due 6/01/17                                                       1,300    1,300,000
Syracuse Industrial Economic Development Revenue,
  due 12/01/05                                                        490      490,000
Tarrant County, Texas, Health Facilities Development,
  due 11/15/26                                                        930      930,000
Tipton, Indiana, Economic Development Revenue,
  due 7/01/22                                                         975      975,000
Traill County, North Dakota, Industrial Development, AMT,
  due 12/01/11                                                      1,000    1,000,000
Traill County, North Dakota, Industrial Development, AMT,
  due 12/11/11                                                      1,000    1,000,000
Valdez, Alaska, Marine Terminal Revenue,
  due 8/01/25                                                       4,000    4,000,000
Valdez, Alaska, Marine Terminal Revenue,
  due 7/01/37                                                      13,400   13,400,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2001

                                                          PRINCIPAL
                                                           AMOUNT
ISSUER                                                 (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
------------------------------------------------------------------------------------
Vermont Industrial Development Authority Revenue, AMT,
  due 12/01/11                                              $   700    $    700,000
Virginia College Building Authority,
  due 9/01/07                                                 5,000       5,000,000
Walton County, Georgia, Industrial Building Authority,
  due 10/01/17                                                2,300       2,300,000
Washington State Single Family Mortgage,
  due 12/03/01                                                4,335       4,335,000
Washington State Single Family Mortgage,
  due 6/01/28                                                 8,505       8,505,000
Winchester, Kentucky, Industrial Building, AMT,
  due 10/01/18                                                2,400       2,400,000
Wyoming Community Development Authority,
  due 12/01/35                                                5,000       5,000,000
                                                                       ------------
                                                                        439,425,942
                                                                       ------------

                                                                          VALUE
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                           102.6%   $771,770,488
OTHER ASSETS,
  LESS LIABILITIES                                             (2.6)    (19,391,383)
                                                              -----    ------------
NET ASSETS                                                    100.0%   $752,379,105
                                                              =====    ============

AMT -- Subject to  Alternative  Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES


AUGUST 31, 2001
===============================================================================
ASSETS:
Investments, at amortized cost and value (Note 1A)                 $771,770,488
Cash                                                                    126,823
Interest receivable                                                   6,343,626
-------------------------------------------------------------------------------
  Total assets                                                      778,240,937
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    25,710,166
Payable to affiliate-- Investment advisory fees (Note 2A)                65,595
Accrued expenses and other liabilities                                   86,071
-------------------------------------------------------------------------------
  Total liabilities                                                  25,861,832
-------------------------------------------------------------------------------
NET ASSETS                                                         $752,379,105
===============================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $752,379,105
===============================================================================



TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
===============================================================================
INTEREST INCOME (Note 1B):                                          $26,929,893
EXPENSES
Investment Advisory fees (Note 2A)                 $1,484,035
Administrative fees (Note 2B)                         371,009
Custody and fund accounting fees                      194,894
Legal fees                                             58,214
Audit fees                                             24,300
Trustees' fees                                         14,407
Miscellaneous                                           7,019
-------------------------------------------------------------------------------
  Total expenses                                    2,153,878
Less: aggregate amounts waived by Investment
  Adviser and Administrator (Notes 2A and 2B)      (1,021,022)
Less: fees paid indirectly (Note 1D)                  (20,003)
-------------------------------------------------------------------------------
Net expenses                                                          1,112,853
-------------------------------------------------------------------------------
Net investment income                                                25,817,040
NET REALIZED LOSS ON INVESTMENTS                                        (16,350)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $25,800,690
===============================================================================

See notes to statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                      YEAR ENDED AUGUST 31,
                                              ---------------------------------
                                                     2001            2000
===============================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                         $    25,817,040    $   24,250,506
Net realized loss on investments                      (16,350)          (23,055)
-------------------------------------------------------------------------------
Increase in net assets from operations             25,800,690        24,227,451
-------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                     2,375,773,926     2,196,552,821
Value of withdrawals                           (2,324,687,811)   (2,202,408,291)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                        51,086,115       (5,855,470)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         76,886,805        18,371,981
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               675,492,300       657,120,319
-------------------------------------------------------------------------------
End of period                                 $   752,379,105   $   675,492,300
===============================================================================


TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                             YEAR ENDED AUGUST 31,
                                 -----------------------------------------------
                                   2001      2000     1999      1998    1997
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                $752,379  $675,492 $657,120  $723,858 $483,630
Ratio of expenses to
  average net assets                0.15%     0.15%    0.15%     0.15%    0.19%
Ratio of net investment
  income to average net assets
                                    3.48%     3.77%    3.11%     3.53%    3.46%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:
RATIOS:
Expenses to average net assets      0.29%     0.29%    0.29%     0.29%    0.31%
Net investment income to
  average net assets                3.34%     3.63%    2.98%     3.39%    3.35%
================================================================================

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Adviser and Administrator. On April 1, 2001, Citibank N.A. ("Citibank"), transferred its asset management business, including management of the Portfolio to its newly formed affiliate, the Manager.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C.  FEDERAL INCOME TAXES   The  Portfolio's  policy is  to  comply  with  the
applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. OTHER Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE

   A. INVESTMENT ADVISORY FEE The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $1,484,035, of which $650,013 was voluntarily waived for the year ended August 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEE Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $371,009, all of

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

which was voluntarily waived for the year ended August 31, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $2,705,193,668 and $2,607,900,333, respectively, for the year ended August 31, 2001.

4.  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES   The cost  of  investment
securities owned at August 31, 2001, for federal income tax purposes, amounted to $771,770,488.

5. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2001, the commitment fee allocated to the Portfolio was $1,780. Since the line of credit was established, there have been no borrowings.

TAX FREE RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
TAX FREE RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities including the schedule of investments of Tax Free Reserves Portfolio (a New York trust) as of August 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by managment, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio, as of August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

New York, New York                                                 /s/ KPMG LLP
October 12, 2001

TAX FREE RESERVES PORTFOLIO
ADDITIONAL INFORMATION (Unaudited)

   CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Deloitte & Touche LLP ("D&T") resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinon or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during the same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Allan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

*AFFILIATED PERSON OF THE MANAGER

INVESTMENT ADVISER
(OF TAX FREE RESERVES PORTFOLIO)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

AUDITORS
KPMGLLP
757 Third Avenue
New York, NY 10017

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
























This report is prepared for the information of shareholders of Citi Institutional Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Tax Free Reserves.

(c)2001 Citicorp      [Recycle Logo]Printed on recycled paper    CFA/INS TF/801

--------------------------------------------------------------------------------

     CITIFUNDS(R)

--------------------------------------------------------------------------------




CITI(SM)
INSTITUTIONAL
CASH RESERVES
ANNUAL REPORT
AUGUST 31, 2001












--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


CITI INSTITUTIONAL CASH RESERVES

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------
Portfolio of Investments                                                       5
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            6
--------------------------------------------------------------------------------
Statement of Operations                                                        7
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             8
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 11
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  14
--------------------------------------------------------------------------------
Additional Information                                                        15
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:


[PHOTO OMITTED]          [PHOTO OMITTED]
HEATH B.                 KEVIN
MCLENDON                 KENNEDY
PRESIDENT                MANAGING DIRECTOR
                         AND INVESTMENT OFFICER

We are pleased to provide the annual report for CitiSM Institutional Cash Reserves (the "Fund") for the year ended August 31, 2001. In this report, we summarize what we believe to be the year's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this information useful and informative.

As you may or may not know, many Citigroup Asset Management investment professionals were located at 7 World Trade Center, a building that was destroyed. Upon evacuating all personnel to safety, we immediately implemented our business recovery plan.

Our experienced portfolio management teams are in constant communication with one another, aware that this event has impacted virtually all global markets. Their resolve to mind your best interests motivates them in this most tragic of times. As a company we are adjusting to the emotional and business challenges presented by these recent events. Our return to the investment needs of our clients is a welcomed focus. We take comfort in knowing that what we are doing is a small part of the response of America.

INVESTMENT STRATEGY

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include: obligations of U.S. and non-U.S. banks; commercial paper and asset-backed securities; short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund invests at least 25%, and may invest up to 100%, of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MARKET REVIEW

Short-term yields have fallen dramatically over the 12-month period ended August 31, 2001. After an extended period of robust growth, the U.S. economy began to slow significantly starting in the fourth quarter of 2000. Of particular concern to the U.S. Federal Reserve Board (the "Fed") was the severe retrenchment that was taking place in the manufacturing sector, as evidenced by the monthly National Association of Purchasing Managers data, which remained below the 50% level for the entire 12-month period. The Fed reacted to the slowing economy by reducing the federal funds rate(1) several times, starting in January 2001.

By the end of the period, the Fed had lowered the federal funds rate seven times, bringing it to 3.50%. Three-month LIBOR(2) fell by 322 basis points(3) to 3.46%, while three-month U.S. Treasury bill yields fell by 294 basis points to 3.36%. The yield on the 10-year U.S. Treasury note fell by 89 basis points to 4.83%.

In the aftermath of the September 11th terrorist attacks, short-term interest rates further plunged to historically low levels, enticing some corporate borrowers to issue new debt. We believe the Fed acted prudently by dropping the fed funds rate 50 basis points before the equity markets reopened on September 17th after the terrorist attacks. We believe this rate reduction has given the markets tremendous liquidity, and the coordinated rate cut by the European Central Bank should benefit markets both here and abroad.

Money market securities provided competitive returns and a relatively safe harbor for many investors during the reporting period. During the period, many investors sought refuge in shorter-term U.S. Treasury securities, which have consequently outperformed all other debt markets.

In this environment, we endeavored to position the Fund in anticipation of fed funds rate reductions. Consequently, we maintained an average maturity close to 60 days during the period. The Fund is rated triple "A" by both Standard &Poor's and Moody's Investor Service.(4)

----------

(1) The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

(2) LIBOR, the London interbank offered rate, is the interest rate that the largest international banks charge each other for loans.

(3)  A basis point is 0.01%, or one one-hundredth of a percent.

(4) Moody's Investor Service and Standard & Poor's Ratings Service are two major credit rating agencies.

MARKET OUTLOOK

We believe that the economy is likely to remain soft for the remainder of 2001 and into early 2002. In our opinion, a mild recession may occur. We believe that the Fed will continue to reduce rates, and short-term yields will continue to move lower.

Sincerely,

/s/ Heath B. McLendon     /s/ Craig Loweth        /s/ Kevin Kennedy

Heath B. McLendon         Craig Loweth            Kevin Kennedy
President                 Vice President and      Vice President and
                          Investment Officer      Investment Officer


OCTOBER 15, 2001

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGE 5 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF AUGUST 31, 2001 AND IS SUBJECT TO CHANGE.

FUND FACTS

FUND OBJECTIVE

To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT MANAGER,                    DIVIDENDS,
Citi Fund Management Inc.              Declared daily, paid monthly

COMMENCEMENT  OF  OPERATIONS           CAPITAL GAINS
Class L shares  October  17,  1997     Distributed annually, if any
Class S shares October 6, 1999
SVBLate Day Liquid Reserves
shares June 1, 2001

NET ASSETS AS OF 8/31/01               BENCHMARKS*
Class L shares: $745.1 million         o Lipper S&P AAA-rated
Class S shares: $82.6 million            Institutional Money Market
SVB Late Day Liquid Reserves             Funds Average
shares: $36.0 million
                                       o iMoneyNet, Inc.
                                         Institutional Taxable Money Market
                                         Funds Average

*  The Lipper  Funds  Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
   performance   (excluding   sales   charges)  of  mutual  funds  with  similar
   objectives.

   Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS


                                                          ONE          SINCE
FOR THE PERIODS ENDED AUGUST 31, 2001                    YEAR       INCEPTION*
================================================================================
Citi Institutional Cash Reserves Class L                 5.42%      5.50%#
Citi Institutional Cash Reserves Class S                 5.26%      5.34%##
Citi Institutional Cash Reserves SVB
  Late Day Liquid Reserves Shares ("Class SVB")            --       2.95%###**
Lipper S&P AAA-rated Institutional
  Money Market Funds Average                             5.26%      5.34%+
iMoneyNet, Inc. Institutional Taxable
  Money Market Funds Average                             5.10%      5.40%+

   * Average Total Return                  + From 10/31/97
  ** Not annualized                        # Commencement of Operations 10/17/97
  ## Commencement of Operations 10/6/99  ### Commencement of Operations 6/1/01

7-DAY YIELDS             CLASS L               CLASS S             CLASS SVB
                         -------               -------             ---------
Annualized Current        3.57%                 3.77%                2.58%
Effective                 3.63%                 3.84%                2.62%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2001, Citi Institutional Cash Reserves Class L paid $0.05288 per share, Citi Institutional Cash Reserves Class S paid $0.05137 per share and Citi Institutional Cash Reserves Class SVBpaid $0.00726 per share from commencement of operations June 1, 2001 through August 31, 2001 to shareholders from net investment income. For such period 0.2% of dividends paid were derived from interest earned from U.S Government and U.S. Government agency obligations.

COMPARISON OF 7-DAY YIELDS FOR CITI INSTITUTIONAL CASH RESERVES CLASS L VS. IMONEYNET, INC. INSTITUTIONAL TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi Institutional Cash Reserves Class L generally provided an annualized seven-day yield greater than the iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

        [The table below represents a line chart in the printed piece.]

                                  CitiFunds                  iMoneyNet, Inc.
                         Institutional Cash Reserves     Institutional Tax Free
                                   Class L               Money Market Funds Avg.
                         ---------------------------     ----------------------
9/5/00                              6.46                          6.26
                                    6.44                          6.25
                                    6.45                          6.25
9/26/00                             6.44                          6.25
                                    6.48                          6.27
                                    6.44                          6.23
                                    6.46                          6.24
                                    6.45                          6.25
10/31/00                            6.46                          6.26
                                    6.43                          6.24
                                    6.41                          6.24
                                    6.42                          6.26

11/28/00                            6.43                          6.26
                                    6.42                          6.26
                                    6.41                          6.25
                                    6.41                          6.25
12/26/00                            6.41                          6.24
                                    6.31                          6.25
                                    6.29                           6.1
                                    6.27                          5.99
                                    6.17                          5.89
1/30/01                             6.08                          5.83
                                    5.78                          5.59
                                     5.7                          5.49
                                    5.63                          5.42
2/27/01                             5.49                          5.36
                                    5.38                          5.29
                                    5.33                          5.19
                                    5.28                          5.12
3/27/01                             5.11                          4.92
                                    5.03                          4.92
                                    4.94                          4.82
                                    4.93                          4.78
4/24/01                             4.73                          4.59
                                     4.7                          4.51
                                    4.56                          4.41
                                     4.4                          4.29
                                     4.2                           4.1
5/29/01                             4.18                          4.02
                                    4.17                          4.01
                                    4.08                           3.9
                                    4.03                          3.86
6/26/01                             3.99                          3.78
                                    3.89                          3.73
                                     3.8                          3.64
                                    3.78                          3.59
                                    3.77                          3.54
7/31/01                             3.79                          3.53
                                    3.74                          3.48
                                    3.69                          3.46
                                    3.63                          3.41
8/31/01                             3.52                          3.33

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI INSTITUTIONAL CASH RESERVES
PORTFOLIO OF INVESTMENTS                                         August 31, 2001

                                              PRINCIPAL
                                               AMOUNT
ISSUER                                     (000'S OMITTED)              VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 29.1%
--------------------------------------------------------------------------------
ABN Amro Bank
  4.00% due 11/8/01                            $10,000              $  9,999,975
Commerzbank
  6.57% due 11/19/01                            30,000                30,090,509
Credit Agricole Indosuez,+
  3.59% due 9/24/01                             20,000                19,999,330
Dexia,
  3.60% due 10/24/01                            35,000                35,007,187
Dresdner Bank
  3.41% due 12/21/01                            31,900                31,900,785
Landesbank Baden
  4.64% due 9/28/01                             25,000                25,000,000
Norddeutsche Landesbank
  4.02% due 11/19/01                            30,000                30,000,000
Paribas
  3.63% due 12/19/01                            35,000                35,003,124
Toronto Dominion
  3.42 % due 11/21/01                           35,000                35,001,561
                                                                    ------------
                                                                     252,002,471
                                                                    ------------
COMMERCIAL PAPER -- 49.9%
--------------------------------------------------------------------------------
Abbey National
  4.04% due 11/01/01                            21,000                20,856,243
Abbey National
  3.70% due 12/03/01                            15,000                14,856,625
Compass Securities
  3.51% due 9/21/01                             35,000                34,931,750
Credit Suisse
  3.70% due 1/10/02                             25,000                24,663,403
Edison Asset Securities
  3.49% due 10/01/01                            35,000                34,898,208
General Electric Capital Corp.
  4.06% due 9/17/01                             30,000                29,945,867
Great Lakes Chemical Corp.
  3.70% due 2/01/02                              5,000                 4,921,375
K2 USA
  3.64% due 1/15/02                             10,000                10,000,000
Merck & Co.
  3.47% due 9/17/01                             29,050                29,005,199
Monsanto Co.
  3.70% due 10/15/01                            11,500                11,447,994
Monsanto Co.
  4.18% due 9/14/01                             16,154                16,129,617
Ness LLC
  4.20% due 10/23/01                            22,570                22,433,075
Ness LLC
  3.44% due 2/11/02                             13,386                13,177,506
Nyala LLC
  3.47% due 11/14/01                            34,460                34,214,205
Perry Global Funding
  3.45% due 10/17/01                            25,452                25,339,799
Prudential Plc
  3.46% due 10/29/01                            30,000                29,832,767
Sigma Finance Inc.
  3.73% due 9/21/01                             10,000                10,000,000
Sony Capital Corp.
  3.50% due 9/25/01                             35,000                34,918,333
Stadshypotek Inc.
  3.72% due 9/14/01                             30,000                29,959,700
                                                                    ------------
                                                                     431,531,666
                                                                    ------------

FLOATING RATE NOTES -- 8.6%
--------------------------------------------------------------------------------
Links Finance Corp.
  3.73% due 10/15/01                            20,000                20,000,000
Merrill Lynch & Co.
  3.73% due 2/01/02                             20,000                19,999,326
Morgan Stanley Dean Witter Co.
  3.70% due 12/07/01                            35,000                35,000,000
                                                                    ------------
                                                                      74,999,326
                                                                    ------------
TIME DEPOSITS -- 12.1%
--------------------------------------------------------------------------------
Chase Manhattan
  3.66% due 9/04/01                             35,000                35,000,000
Suntrust Grand Cayman
  3.66% due 9/04/01                             35,000                35,000,000
Wachovia Bank & Trust
  3.63% due 9/04/01                             34,585                34,585,000
                                                                    ------------
                                                                     104,585,000
                                                                    ------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                               99.7%              863,118,463
OTHER ASSETS,
  LESS LIABILITIES                                 0.3                 2,171,861
                                                 -----              ------------
NET ASSETS                                       100.0%             $865,290,324
                                                 =====              ============

----------

+ Floating Rate CD

See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                            $863,118,463
Receivable for shares of beneficial interest sold                      1,003,959
Interest receivable                                                    3,688,117
--------------------------------------------------------------------------------
  Total assets                                                       867,810,539
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      2,187,419
Payable to affiliate -- Management fees (Note 3)                          87,803
Payable to the custodian                                                  18,217
Accrued expenses and other liabilities                                   226,776
--------------------------------------------------------------------------------
  Total liabilities                                                    2,520,215
--------------------------------------------------------------------------------
NET ASSETS                                                          $865,290,324
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $865,290,324
================================================================================
CLASS L SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($745,455,490/745,455,490 shares outstanding)                              $1.00
================================================================================
CLASS S SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($83,765,361/83,765,361 shares outstanding)                                $1.00
================================================================================
SVBLATE DAY LIQUID RESERVES SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($36,069,473/36,069,473 shares outstanding)                                $1.00
================================================================================

See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INVESTMENT INCOME (Note 1B)                                          $46,482,864
EXPENSES:
Management fees (Note 3)                           $1,717,512
Distribution fees Class L (Note 4)                    754,758
Distribution fees Class S (Note 4)                    253,111
Distribution fees Class SVB(Note 4)                    28,545
Custody and fund accounting fees                      254,208
Transfer agent fees                                    91,081
Legal fees                                             71,515
Registration fees                                      65,008
Audit fees                                             34,700
Shareholder reports                                    20,656
Blue Sky fees                                          18,625
Trustees' fees                                         14,497
Miscellaneous                                          44,531
--------------------------------------------------------------------------------
Total expenses                                      3,368,747
Less: aggregate amounts waived by the Manager and Distributor
(Notes 3 and 4)                                    (1,015,476)
--------------------------------------------------------------------------------
Net expenses                                                           2,353,271
--------------------------------------------------------------------------------
Net investment income                                                $44,129,593
================================================================================

See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED AUGUST 31,
                                                      ----------------------
                                                     2001            2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income, declared as
  dividends to shareholders (Note 2)               $44,129,593      $24,524,036
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS L
Proceeds from sale of shares                     8,903,031,514    4,240,314,846
Net asset value of shares issued to
  shareholders from reinvestment of dividends        3,439,063          566,658
Cost of shares repurchased                      (8,657,082,818)  (4,133,752,454)
--------------------------------------------------------------------------------
Total Class L                                      249,387,759      107,129,050
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS S*
Proceeds from sale of shares                       963,032,494      343,195,716
Net asset value of shares issued to
  shareholders from reinvestment of dividends        1,791,196          432,868
Cost of shares repurchased                        (977,417,095)    (247,269,818)
--------------------------------------------------------------------------------
Total Class S                                      (12,593,405)      96,358,766
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS SVB**
Proceeds from sale of shares                       526,851,933               --
Net asset value of shares issued to
  shareholders from reinvestment of dividends           98,521               --
Cost of shares repurchased                        (490,880,981)              --
--------------------------------------------------------------------------------
Total Class SVB                                     36,069,473               --
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         272,863,827      203,487,816
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                592,426,497      388,938,681
--------------------------------------------------------------------------------
End of period                                     $865,290,324     $592,426,497
================================================================================

*  October 6, 1999 (Commencement of Operations)

** June 1, 2001 (Commencement of Operations)to August 31, 2001


See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
FINANCIAL HIGHLIGHTS
                                                   CLASS L
                                 -----------------------------------------------
                                                                FOR THE PERIOD
                                                               OCTOBER 17, 1997+
                                       YEAR ENDED AUGUST 31,            TO
                                 --------------------------------    AUGUST 31,
                                   2001        2000        1999        1998
================================================================================
Net Asset Value, beginning
  of period                      $1.00000    $1.00000    $1.00000    $1.00000
Net investment income             0.05288     0.05827     0.04930     0.04736
Less dividends from net
  investment income              (0.05288)   (0.05827)   (0.04930)   (0.04736)
--------------------------------------------------------------------------------
Net Asset Value, end of period   $1.00000    $1.00000    $1.00000    $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                $745,455    $496,068    $388,939    $245,520
Ratio of expenses to average
  net assets                         0.25%       0.25%       0.25%       0.25%*
Ratio of net investment income
  to average net assets              5.17%       5.93%       4.97%       5.47%*
Total return                         5.42%       5.98%       5.04%       4.84%**

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share  $0.05168    $0.05680    $0.04791    $0.04571
RATIOS:
Expenses to average net assets       0.37%       0.40%       0.40%       0.44%*
Net investment income to
  average net assets                 5.05%       5.78%       4.83%       5.28%*
================================================================================
                                                              CLASS S
                                                    ----------------------------
                                                                 FOR THE PERIOD
                                                    YEAR ENDED  OCTOBER 6, 1999+
                                                    AUGUST 31,    TO AUGUST 31,
                                                       2001           2000
================================================================================
Net Asset Value, beginning of period                 $1.00000        $1.00000
Net investment income                                 0.05137         0.05202
Less dividends from net investment income            (0.05137)       (0.05202)
--------------------------------------------------------------------------------
Net Asset Value, end of period                       $1.00000        $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)            $ 83,765        $ 96,359
Ratio of expenses to average net assets                 0.40%           0.40%*
Ratio of net investment income to average net assets    4.97%           5.78%*
Total return                                            5.26%           5.83%**

Note: If agents of the Fund had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                      $0.04994        $0.05074
RATIOS:
Expenses to average net assets                          0.52%           0.55%*
Net investment income to average net assets             4.85%           5.63%*
================================================================================
 + Commencement of Operations
 * Annualized
** Not Annualized

See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
FINANCIAL HIGHLIGHTS
                                                             CLASS SVB
                                                   ----------------------------
                                                   FOR THE PERIOD JUNE 1, 2001+
                                                        TO AUGUST 31, 2001
================================================================================
Net Asset Value, beginning of period                          $1.00000
Net investment income                                          0.00726
Less dividends from net investment income                     (0.00726)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                      $36,069
Ratio of expenses to average net assets                          1.20%*
Ratio of net investment income to average net assets             3.24%*
Total return                                                     2.95%**

Note: If agents of the Fund had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                               $0.00718
RATIOS:
Expenses to average net assets                                   1.47%*
Net investment income to average net assets                      3.14%*
================================================================================

 + Commencement of Operations
 * Annualized
** Not Annualized

See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Cash Reserves changed its name to Citi Institutional Cash Reserves (the "Fund"). The Fund is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citi Fund Management Inc. (the "Manager"). On April 1, 2001, Citibank N.A. transferred its asset management business, including management of the Fund, to its newly formed affiliate, the Manager. Salomon Smith Barney Inc. is the Fund's Distributor.

     The Fund offers Class L, Class S and Class SVBLate Day Liquid Reserves shares. The Fund commenced its public offering of Class SVB shares on June 1, 2001. Each class has different eligibility requirements and its own combination of charges and fees. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund if the Fund were liquidated.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a Fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Fund are accrued daily.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

CITI INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

     E. REPURCHASE AGREEMENTS It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 5:00 pm Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash on or prior to the last business day of the month.

3. MANAGEMENT FEES The Manager is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. The Manager also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates. The management fees paid to the Manager, as compensation for overall investment management services amounted to $1,717,512, of which $638,097 was voluntarily waived for the year ended August 31, 2001. The management fees are computed at an annual rate of 0.20% of the Fund's average daily net assets.

4. DISTRIBUTION FEES The Fund has adopted a Service Plan for Class L and Class S pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales, marketing and shareholder services at an annual rate not to exceed 0.10%, 0.25% and 1.00% of the Fund's Class L, Class S and Class SVB average daily net assets, respectively. The Distribution fee amounted to $754,758, of which $377,379 was voluntarily waived for Class L, $253,111 for Class S and $28,545 for Class SVB for the year ended August 31, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $36,518,105,618 and $36,272,369,982, respectively, for the year ended August 31, 2001.

CITI INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS

7. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 2001, for federal income tax purposes, amounted to $863,118,463.

8. LINE OF CREDIT The Fund, along with other funds in the fund family entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2001, the commitment fee allocated to the Fund was $1,805. Since the line of credit was established, there have been no borrowings.

CITI INSTITUTIONAL CASH RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
CITI INSTITUTIONAL CASH RESERVES:

     We have audited the accompanying statement of assets and liabilities including the schedule of investments, of Citi Institutional Cash Reserves of Citi Institutional Trust (the "Trust") (a Massachusetts business trust) as of August 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by managment, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Institutional Cash Reserves of Citi Institutional Trust, as of August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended. In conformity with accounting principles generally accepted in the United States of America.



                                                     KPMG LLP

New York, New York
October 12, 2001

CITI INSTITUTIONAL CASH RESERVES
ADDITIONAL INFORMATION (Unaudited)

     CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Delloitte & Touche LLP ("D&T") resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T audit reports contained no adverse opinon or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during the same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

* AFFILIATED PERSON OF THE INVESTMENT MANAGER


INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, 11th floor
New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

AUDITORS
KPMG LLP
757 Third Avenue
New York, NY 10017

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

--------------------------------------------------------------------------------

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This  report  is  prepared  for  the   information  of   shareholders   of  Citi
Institutional Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Cash Reserves.

(c)2001 Citicorp      [Recycle Logo]Printed on recycled paper     CFA/INS.CR/801